SEC Registration Nos.
2-75106 and 811-3334

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

Post-Effective Amendment No. 26            XX

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

Amendment No. 26                                    XX

Calvert Social Investment Fund
(Exact Name of Registrant as Specified in Charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

Registrant's Telephone Number: (301) 951-4800

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

It is proposed that this filing will become effective


___ Immediately upon filing                      XX on March 3, 1998
pursuant to paragraph (b)                             pursuant to paragraph (b)

___ 60 days after filing                        on date
pursuant to paragraph (a)                       pursuant to paragraph (a)
of Rule 485.

Calvert Social Investment Fund
Form N-1A Cross Reference Sheet

Item number                         Prospectus Caption

         1.                         Cover Page
         2.                         Portfolio Expenses
         3.                         Total Return
         4. Investment Objectives and Policies Investment Strategy & Related Risks Management of the Portfolio
         5.                         Management of the Portfolio
         6.                         Alternative Sales Options
                                    Management of the Portfolio
                                    Dividends and Taxes
         7. How to Buy Shares Alternative Sales Options Management of the Portfolio
                                    Net Asset Value
                                    Exhibit A - Reduced Sales Charges
         8.                         How to Sell Your Shares
         9.                         *

                                    Statement of Additional Information Caption

         10.                        Cover Page
         11.                        Table of Contents
         12.                        General Information
         13                         Investment Objectives and Policies
                                    Investment Restrictions
                                    Investment Selection Screening Process
         14.                        Trustees, Officers and Advisory Council
         15.                        Trustees, Officers and Advisory Council
         16.                        Investment Advisor
                                    Transfer and Shareholder Servicing Agent
                                    Independent Auditors and Custodians
         17.                        Portfolio Transactions
         18.                        General Information
         19.                        Purchase and Redemption of Shares
                                    Net Asset Value
         20.                        Dividends and Taxes
         21.                        Method of Distribution
         22.                        Calculation of Total Return
         23.                         *

*  Inapplicable or negative answer

PROSPECTUS
March 3, 1998

CALVERT SOCIAL INVESTMENT FUND

MANAGED INDEX PORTFOLIO
4550 Montgomery Avenue, Bethesda, Maryland 20814

INVESTMENT OBJECTIVE

The Managed Index Portfolio (the "Portfolio") seeks to provide a total return after expenses which exceeds over time the total return of the Russell 1000 Index. The Portfolio seeks to obtain this objective while maintaining risk characteristics similar to those of the Russell 1000 Index and through investment in equity securities that satisfy the Portfolio's investment and social criteria.

WHETHER THE PORTFOLIO IS FOR YOU

The Portfolio is designed for investors who are seeking returns which exceed the Russell 1000 Index with similar risk characteristics and who want to invest in socially responsible companies.

PURCHASE INFORMATION

The Portfolio offers four classes of shares, each with different expense levels and sales charges. You may choose to purchase (i) Class A shares, with a sales charge imposed at the time you purchase the shares ("front-end sales charge"), (ii) Class B shares, which impose no front-end sales charge, but may impose a deferred sales charge at the time of redemption, depending on how long you have owned the shares ("contingent deferred sales charge," or "CDSC"); (iii) Class C shares which impose no front-end sales charge but may impose a CDSC if shares are sold within one year, or (iv) Class I, for institutional or other investors able to maintain a $1,000,000 minimum account balance. Class C shares are not available through all brokers. Class B and C shares have a higher level of expenses than Class A shares, including higher Rule 12b-1 fees. Class I has the lowest level of expenses. These alternatives permit you to choose the method of purchasing shares that is most beneficial to you, depending on the amount of the purchase, the length of time you expect to hold the shares, and other circumstances. See "Alternative Sales Options" for further details. To open an account, call your broker, or complete and return the enclosed Account Application.

Some classes of shares may not be available at this time. Call Calvert at 1-800-368-2745 regarding class availability.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE PORTFOLIO'S SHARES ARE NOT GUARANTEED OR INSURED BY THE FDIC OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT, NOR ARE THE SHARES DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, STATE STREET BANK AND TRUST COMPANY, OR ANY OTHER BANK. AS WITH ANY INVESTMENT IN COMMON STOCKS, WHICH ARE SUBJECT TO WIDE FLUCTUATIONS IN MARKET VALUE, YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO.

ABOUT THIS PROSPECTUS

Please read this Prospectus for information you should know before investing, and keep it for future reference. A Statement of Additional Information for the Portfolio dated the date of this Prospectus, has been filed with the Securities and Exchange Commission and is incorporated by reference. This free Statement is available upon request from the Portfolio: 800-368-2748.

The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Portfolio.

PORTFOLIO EXPENSES

A.   Shareholder Transaction Costs     Class A    Class B    Class C    Class I

  Front-End Sales Charge on Purchases     4.75%    None       None       None
  (as a percentage of
   offering price)

  Maximum Contingent Deferred Sales       None    5.00%*      1.00%**     None
  Charge (as a percentage of original
  purchase price or redemption proceeds,
  as applicable)


      *A contingent deferred sales charge is imposed on the proceeds of Class B shares redeemed within 6 years, subject to certain exceptions. That charge is imposed as a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 5% in the first year that shares are held, to 4% in the second and third years, 3% in the fourth year, 2% in the fifth year, and 1% in the sixth year. There is no charge on redemptions of Class B shares held for more than six years. See "Calculation of Contingent Deferred Sales Charge" below.

**A contingent deferred sales charge is imposed on the proceeds of Class C shares redeemed within one year, subject to certain exceptions. That charge is imposed as a percentage of net asset value at the time of purchase or redemption, whichever is less. See "Calculation of Contingent Deferred Sales Charge".

      For each Class A, Class B, and Class C account with a balance of less than $5,000, (less than $1,000 for individual retirement plan accounts) a monthly account maintenance fee of $1.00 is charged.


B.     Annual Portfolio Operating   Class A  Class B     Class C        Class I
       Expenses
       (as a percentage of average
       net assets)
       Management Fees (includes    0.75%    0.75%       0.75%          0.70%
       administrative fees)
       Rule 12b-1 Service and
        Distribution Fees           0.25%    1.00%       1.00%          None
       Other Expenses (Estimated    0.25%    0.75%       0.75%          0.05%
       after fee waiver/expense
       reimbursement by Advisor)
       Total Portfolio Operating    1.25%    2.50%       2.50%          0.75%
        Expenses (after fee
        waiver/expense
        reimbursement by Advisor)

C. Example:           You would pay the following expenses on a $1,000
                      investment, assuming: (1) 5% annual return; (2) redemption at the end of each period, (3) for Class A shares, payment of the maximum front-end sales charge at the time of purchase and (4) for Class B shares, payment of maximum applicable contingent deferred sales charge.

                                            1 Year            3 years
Class A                                     $60               $85
Class B
     Assuming a complete
     redemption at end of period            $77               $121
     Assuming no redemption                 $25               $78
Class C
     Assuming a complete
     redemption at end of period            $36               $78
     Assuming no redemption                 $25               $78
Class I                                     $8                $24

The example, which is hypothetical, should not be considered a representation of past or future expenses. Actual expenses and return may be higher or lower than those shown.

Explanation of Table: The purpose of the table is to assist you in understanding the various costs and expenses (other than account maintenance fees) that an investor in the Portfolio would bear directly (shareholder transaction costs) or indirectly (annual portfolio operating expenses).

      A. Shareholder Transaction Costs are charges you pay when you buy or sell shares of the Portfolio. See "Reduced Sales Charges" at Exhibit A to see if you qualify for possible reductions in the sales charge applicable to Class A shares. If you request a wire redemption of less than $1,000, you will be charged a $5 wire fee.

      B. Annual Portfolio Operating Expenses. Management Fees are paid by the Portfolio to the Advisor for managing its investments and business affairs. Management fees include the subadvisory fee paid by Calvert Asset Management Company, Inc. (the "Advisor") to State Street Global Advisors (the "Subadvisor"), and the administrative service fee paid by the Portfolio to Calvert Administrative Services Company. The Portfolio incurs Other Expenses for maintaining shareholder records, furnishing shareholder statements and reports, and other services. Other expenses are based on estimates for the current fiscal year. Management Fees and Other Expenses are reflected in the Portfolio's daily share price and are not charged directly to individual shareholder accounts. Please refer to "Management of the Portfolio" for further information. The Advisor may voluntarily reimburse expenses of the Portfolio or waive its fees. The Advisor may recapture from the Fund any fees it waives or expenses it assumes, subject to certain limitations. Through
March 31, 1999, the Advisor has agreed to cap the Portfolios' expenses at 1.25% for Class A, 2.50% for Class B, 2.50% for Class C and 0.75% for Class I. Gross Total Portfolio Operating Expenses during this period are expected to be 1.79% for Class A, 2.82% for Class B, 2.82% for Class C, and 0.83% for Class I.

The Class A, Class B and Class C Rule 12b-1 fees include an asset-based sales charge. Thus, long-term Class A, Class B or Class C shareholders in the Portfolio may pay more in total sales charges than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc. (the "NASD"). In addition to the compensation itemized above (sales charge and Rule 12b-1 service and distribution fees), certain broker/dealers and/or their salespersons may receive other compensation for the distribution of the securities or for services to the Portfolio. See the Statement of Additional Information, "Method of Distribution."

INVESTMENT OBJECTIVE AND POLICIES

Investment Objective

The Managed Index Portfolio (the "Portfolio") seeks to provide a total return after expenses which exceeds over time the total return of the Russell 1000 Index. The Portfolio seeks to obtain this objective while maintaining risk characteristics similar to those of the Russell 1000 Index and through investment in equity securities that satisfy the Portfolio's investment and social criteria. There can be no assurance that the Portfolio will be successful in meeting its objective. Long-term capital growth may be achieved as the Portfolio attempts to track its index. The Portfolio's investment objective is not fundamental and, unless otherwise specified, its policies and strategies are not fundamental. The investment objective and each non-fundamental policy and strategy may be changed by the Fund's Board of Trustees without shareholder approval.

INVESTMENT STRATEGY AND RELATED RISKS

Investment Strategy

The Portfolio follows an enhanced index management strategy. This means that, rather than passively holding a representative basket of securities designed to match the Russell 1000 Index, the Subadvisor actively uses a proprietary analytical model to attempt to enhance the Portfolio's performance, relative to that index.

The first step of the investment strategy is to identify those stocks in the Russell 1000 Index which meet the Portfolio's social screening criteria. From this list of stocks, the Subadvisor chooses stocks that closely mirror the index in terms of various factors such as industry weightings, capitalization, and yield. By providing exposure to these various factors which affect returns to match the factor exposure of the index, the Subadvisor seeks to provide a return for the Portfolio that differs only minimally from the Index. Even though certain industries are eliminated from the Portfolio by the screens, the factor model permits mathematical substitutes which the Subadvisor expects to mimic the return characteristics of the missing industries and stocks. The final step in the process is to apply the Subadvisor's proprietary valuation method which attempts to identify the stocks which have the greatest potential for superior performance.

Each security identified for potential investment is ranked according to two separate and relatively uncorrelated measures: value and momentum of market sentiment. The value measure compares a company's assets, projected earnings growth and cash flow growth with its stock price within the context of its historical valuation. The momentum measure of market sentiment examines changes in market analysts' earnings estimates and ranks stocks by the strength and consistency of those changes. These two measures combine to create a single composite score of each stock's attractiveness. The Portfolio is constructed from securities that meet its social criteria, weighted through a quadratic optimization1 process that seeks to reduce risk vis-a-vis the Russell 1000 Index.

The Portfolio will generally have at least 65% of its total assets invested in securities represented in the Russell 1000 Index. Any investments not in the Index will meet the Portfolio's social screening criteria and be selected to closely mirror the Index's risk/return characteristics. The Subadviser expects to hold between 100 and 150 stocks.

The Russell 1000 index measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest US companies based on total market capitalization. The Index is adjusted, or reconstituted, annually. As of the latest reconstitution, the average market capitalization of the Russell 1000 was approximately $7.6 billion; the median market capitalization was approximately $3.0 billion. The smallest company in the Russell 1000 Index had an approximate market capitalization of $1.1 billion.

Tracking the Index

      The Subadvisor expects a tracking error over time of no more than 2.5%, although there can be no guarantee such results will be achieved. The process used by the Portfolio to attempt to track the Index within this limit relies on assessing the difference between the Portfolio's exposure to factors which influence returns and the Index's exposure to those same factors. The combined variability of these factors and the correlation between factors are used to estimate the risk in the Portfolio. The extent to which the total risk characteristics of the Portfolio varies from that of the Index is active risk or tracking error.

      The Portfolio's ability to track the index will be monitored by analyzing returns to ensure that the returns are reasonably consistent with Index returns. By regressing Portfolio returns against Index returns the Advisor can calculate the goodness of fit, as measured by the Coefficient of Determination or R -squared. Values in excess of 90% indicate a very high degree of correlation between the Portfolio and the Index. The Portfolio will also be monitored to ensure that general characteristics, such as sector exposures, capitalization and valuation criteria, are relatively consistent over time.

         Any deviations of realized returns from the Index which are in excess of those expected will be analyzed for sources of variance. Where variations are deemed to be systematic or associated with a particular feature of the investment process, the constraints on the Portfolio associated with that factor may be adjusted to ensure a higher degree of correlation to the Index.

Risks

An index fund has operating expenses; a market index does not.  The Portfolio
- while expected to track its target index as closely as possible while satisfying its investment and social criteria - will not be able to match the performance of the index exactly. The Portfolio is not sponsored, sold, promoted, or endorsed by the Frank Russell Company.

1 An optimizer is a mathematical algorithm for maximizing or minimizing an objective function relative to some set of constraints - here, to minimize tracking error (active risk) while using only those stocks which pass the Portfolio's social screens and limiting transaction costs.

The Portfolio is subject to market risk, which is the possibility that stock prices overall will decline over short or even extended periods. Stock markets tend to move in cycles, with periods of rising stock prices and periods of falling stock prices. The Portfolio's total return and share price will fluctuate within a wide range, so an investor could lose money over short or even extended periods.

In seeking returns consistent with the Russell 1000 Index universe of stocks, the Portfolio will normally be as fully invested as practicable in stocks or their equivalents. The Portfolio does not currently anticipate holding more than 5% of its net assets in cash or cash equivalents.

The Portfolio may use stock futures and options as part of its investment strategy

Besides investing in the stocks found in the Russell 1000 Index, the Portfolio may also follow a number of other investment policies to achieve its objective. These techniques may involve derivative transactions such as buying and selling futures contracts and options on futures. The Portfolio can use these practices for liquidity and to seek to hedge cash exposure in the Portfolio. The decision to invest in these instruments will be based on market conditions, regulatory limits and tax considerations. There can be no assurance that engaging in options, futures, or any other investment strategy will be successful. If market values or other economic factors are misgauged, the Portfolio may be worse off than had it not employed the strategy. If market conditions are judged incorrectly, if a strategy does not correlate well with the Portfolio's investments, or if the counterparty to the transaction does not perform as promised, these techniques could result in a loss. These techniques may increase the volatility of the Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. The use of these strategies may result in a disadvantage to the Portfolio if it is not able to purchase or sell a portfolio holding at an optimal time due to the need to cover its transaction in its segregated account, or due to the inability of the Portfolio to liquidate its position because of its relative illiquidity. See the Statement of Additional Information for more details about these strategies and limitations on illiquid securities.

Borrowing/Repurchase Agreements/Securities Lending

The Portfolio may borrow money from banks (and pledge its assets to secure such borrowing) for temporary or emergency purposes, but not for leverage. Such borrowing may not exceed one third of the value of the Portfolio's total assets. The Portfolio may also invest in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Advisor. The Portfolio may lend its securities. The Portfolio has no current intention to use borrowing, repurchase agreements or securities lending with respect to more than 5%, respectively, of the Portfolio's net assets.

Additional policies and restrictions

The Portfolio's Statement of Additional Information describes additional policies and restrictions concerning the investments of the Portfolio.

SOCIALLY RESPONSIBLE INVESTMENT CRITERIA

EACH INVESTMENT IS SELECTED WITH A CONCERN FOR ITS SOCIAL IMPACT

         The Portfolio invests in accordance with its philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort.

         The Portfolio applies the following criteria for the selection of organizations in which it invests. The Portfolio recognizes, however, that these criteria represent standards of behavior which few, if any, organizations totally satisfy and that, as a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by the Advisor.

         Given these considerations, the Portfolio seeks to invest in a producer or service provider which:

         1. Delivers safe products and services in ways which sustain our natural environment. For example, the Portfolio looks for companies that produce energy from renewable resources, while avoiding consistent polluters.

         2. Is managed with participation throughout the organization in defining and achieving objectives. For example, the Portfolio looks for companies that offer employee stock ownership or profit-sharing plans.

         3. Negotiates fairly with its workers, provides an environment supportive of their wellness, does not discriminate on the basis of race, gender, religion, age, disability, ethnic origin, or sexual orientation, does not consistently violate regulations of the Equal Employment Opportunity Commission, and provides opportunities for women, disadvantaged minorities, and others for whom equal opportunities have often been denied. For example, the Portfolio considers both unionized and non-union firms with good labor relations.

         4. Fosters awareness of a commitment to human goals, such as creativity, productivity, self-respect and responsibility, within the organization and the world, and continually recreates a context within which these goals can be realized. For example, the Portfolio looks for companies with an above average commitment to community affairs and charitable giving.

         The Portfolio will not invest in an issuer which the Advisor determines to be significantly engaged in:

         1. The production of nuclear energy or the manufacture of equipment to produce nuclear energy.

         2.   Business activities in support of repressive regimes.

         3.   The manufacture of weapon systems.

         4.   The manufacture of alcoholic beverages or tobacco products.

         5.    The operation of gambling casinos.

The Portfolio believes that social and technological change will continue to transform America and the world into the next century. Those enterprises which exhibit a social awareness measured in terms of the above attributes and considerations should be better prepared to meet future societal needs for goods and services. By responding to social concerns, these enterprises should maintain flexibility and further social goals. In so doing they should not only avoid the liability that may be incurred when a product or service is determined to have a negative social impact or has outlived its usefulness, but also be better positioned to develop opportunities to make a profitable contribution to society. These enterprises should be ready to respond to external demands and ensure that over the longer term they will be viable to provide a positive return to both investors and society as a whole.

With respect to U.S. government securities, the Portfolio invests primarily in debt obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government whose purposes further or are compatible with the Portfolio's social criteria, such as obligations of the Student Loan Marketing Association, rather than general obligations of the U.S. Government, such as Treasury securities.

The above social screening criteria may be changed by the Board of Trustees without shareholder approval.

TOTAL RETURN

The Portfolio may advertise total return for each class. Total return is based on historical results and is not intended to indicate future performance.

Total return includes not only the effect of income dividends but also any change in net asset value, or principal amount, during the stated period. A cumulative total return reflects the performance of the class over a stated period of time. An average annual total return reflects the hypothetical annual compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual returns tend to smooth out variations in the returns, you should recognize that they are not the same as actual year-by-year results. Both types of total returns for Class A shares usually will include the effect of paying the front-end sales charge, or CDSC in the case of Class B and C shares. Of course, total returns will be higher if sales charges are not taken into account. Quotations of "return without maximum sales charge" do not reflect deduction of the sales charge. You should consider these figures only if you qualify for a reduced sales charge, or for purposes of comparison with comparable figures which also do not reflect sales charges, such as mutual fund averages compiled by Lipper Analytical Services, Inc. Further information about the Portfolio's performance is contained in its Annual Report to Shareholders, which may be obtained without charge.

MANAGEMENT OF THE PORTFOLIO

The Board of Trustees supervises the Portfolio's activities and reviews its contracts with companies that provide services to the Portfolio.

The Portfolio is a diversified series of Calvert Social Investment Fund (the "Trust"), an open-end management investment company organized as a Massachusetts business trust on December 14, 1981. The other series of the Trust are the Managed Growth, Bond, Equity and Money Market Portfolios.

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for purposes such as electing Trustees, changing fundamental policies, or approving a management contract. As a shareholder, you receive one vote for each share of the Portfolio you own. Matters affecting classes differently, such as Distribution Plans, will be voted on separately by the affected class.

Board of Trustees

REBECCA ADAMSON
President, First Nations Development Institute

RICHARD L. BAIRD, JR.
Executive Vice President, Family Health Council, Inc.

JOHN G. GUFFEY, JR.
Co-Chair, Calvert Social Investment Foundation
Treasurer and Director, Silby, Guffey & Co., Inc.

JOY V. JONES, Esq.
Attorney and Entertainment Manager

BARBARA J. KRUMSIEK
President, Chief Executive Officer and Vice Chair, Calvert Group, Ltd. and subsidiaries

TERRENCE J. MOLLNER, Ed.D.
Founder and Chair, Trusteeship Institute, Inc.
Co-Chair, Calvert Social Investment Foundation

(Ms.) SYDNEY AMARA MORRIS
Unitarian Church of Vancouver, Canada

CHARLES T. NASON
Chairman, President, and Chief Executive Officer, The Acacia Group

D. WAYNE SILBY
President, Secretary, and Director, Silby, Guffey & Co., Inc.
Chair, CSIF Board of Trustees

Advisory Council

The Advisory Council is a resource to the Fund's Board of Trustees regarding communication networks for the Fund and the application and refinement of the Fund's social criteria.

TIMOTHY SMITH
(Chair) Executive Director, Interfaith Center on Corporate Responsibility

ROBERT BROWNE
President, Twenty-First Century Foundation

WILLIAM J. BYNUM
President and CEO, Enterprise Corporation for the Delta

JACK CHIN
Coordinator, Funder's Forum on Environmental Education


FRED DAVIE
Program Officer, Community and Resource Development, Ford Foundation

MARIAN WRIGHT EDELMAN
President & Founder, Children's Defense Fund

MICHAEL FISCHER
Program Officer, William and Flora Hewlett Foundation

ELIZABETH HARRIS
Vice President, UNC Partners, Inc.

SOPHIA BRACEY HARRIS
Founder and Executive Director, The Federation of Childcare Centers of Alabama, Inc.

JAMES E. HEARD
President, Breakwater Holdings

HAZEL HENDERSON
Independent Futurist and Author

ERICA HUNT
Executive Director, Twenty-First Century Foundation

GRACE LECLAIR
Writer, Consultant and Theorist Concerning the Impacts of Economics on Family and Community Life

KAI LEE
Professor of Environmental Studies and Director of the Center for Environmental Studies, Williams College

JESSICA LIPNACK
President, The Networking Institute, Inc.

ROBERT CARTER RANDOLPH
Attorney and Mediator/Arbitrator Washington Arbitration and Mediaton Services

RUSTUM ROY
Professor of Geochemistry, Pennsylvania State University

BYRON RUSHING
State Representative, Massachusetts

MARC DAVID SARKADY
Leadership Consultant and International Facilitator

GAIL SNOWDEN
Group Executive, Community Banking Group, Bank of Boston

JEFFREY STAMPS
Chairman, The Networking Institute, Inc.

THOMAS STONEBACK
Vice President and Chief Administrative Officer, Rodale Press, Inc.

DARRELD RAY TURNER, II
Policy Advisor, Cherokee Nation of Oklahoma

DIANE WHITE
Owner, Blackberry

D. Wayne Silby, Chair of the Fund's Board of Trustees, serves as an ex officio member of the Advisory Council.

Calvert Asset Management Company, Inc. serves as Advisor to the Portfolio.

Calvert Asset Management Company, Inc. ("CAMCO" or the "Advisor") is the Portfolio's investment advisor. Founded in 1976, CAMCO serves as investment advisor to over 30 mutual funds, including the first and largest family of socially screened funds. CAMCO assets under management as of December 31, 1997 exceeded $5 billion. The Advisor provides the Portfolio with investment supervision and management, certain administrative services and office space; furnishes executive and other personnel to the Portfolio; and pays the salaries and fees of all Trustees who are employees of the Advisor or its affiliates. The Advisor may also assume and pay certain advertising and promotional expenses of the Portfolio and reserves the right to compensate broker-dealers in return for their promotional or administrative services. The Portfolio pays all other operating expenses as noted in the Statement of Additional Information.

Calvert Group is One of the Largest Investment Management Firms in the Washington, D.C. Area.

Calvert Group, Ltd., parent of the Portfolio's investment advisor, shareholder servicing agent, and distributor, is a subsidiary of Acacia Mutual Life Insurance Company of Washington, D.C. Calvert Group is one of the largest investment management firms in the Washington, D.C. area. Calvert Group, Ltd. and its subsidiaries are located at 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.

State Street Global Advisors is the Portfolio's Subadvisor.

State Street Global Advisors ("Subadvisor" or "SSGA"), a division of State Street Bank & Trust Company ("State Street"), is the Subadvisor to the Portfolio. Its principal business office is located at 225 Franklin Street, Boston, Massachusetts, USA. With over $400 billion under management SSGA provides complete global investment management services from offices in the United States, London, Sydney, Hong Kong, Tokyo, Toronto, Montreal, and Paris. The Subadvisor's Global Enhanced Index Products Group manages the investment and reinvestment of the assets of the Portfolio, although the Advisor screens potential investments for compatibility with the Portfolio's social criteria.

State Street is one of the largest providers of securities processing and record keeping services for U.S. mutual funds and pension funds and a pioneer in the development of U.S. and international index funds. State Street is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company.

The Trust has obtained an exemptive order from the Securities and Exchange Commission to permit the Portfolio, pursuant to approval by the Board of Trustees, to enter into and materially amend contracts with the Portfolio's Subadvisor (including replacing the Subadvisor) without shareholder approval. See "Investment Advisor and Subadvisor" in the Statement of Additional Information for further details.



The Advisor receives a fee based on a percentage of the Portfolio's assets.

Pursuant to the Investment Advisory Agreement, the Portfolio pays the Advisor an annual fee, payable monthly, of 0.60% of the Portfolio's average daily net assets. From this, the Advisor pays the Subadvisor an annual fee, payable monthly of 0.35% of the Portfolio's average daily net assets, subject to a minimum annual fee of $150,000.

The Advisor may, in its discretion, defer its fees or assume certain of the Portfolio's operating expenses. The Investment Advisory Agreement provides that the Advisor may later, to the extent permitted by law, recapture any fees it deferred, or expenses it assumed during the two prior years.

Calvert Administrative Services Company provides administrative services for the Portfolio.

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, provides certain administrative services for the Portfolio, including the preparation of regulatory filings and shareholder reports, the determination of periodic distributions per share, and the maintenance of certain portfolio and general accounting records. For providing such services, CASC receives an annual fee from the Portfolio, payable monthly, of 0.15% of the Portfolio's average daily net assets for each of Class A, Class B and Class C Shares, and 0.10% for Class I Shares.

Calvert Distributors, Inc. serves as underwriter to market the Portfolio's shares.

Calvert Distributors, Inc. ("CDI") is the Portfolio's principal underwriter and distributor. Under the terms of its underwriting agreement with the Portfolio, CDI markets and distributes the Portfolio's shares and is responsible for payment of commissions and remitting distribution and/or service fees to broker-dealers, banks, and financial services firms, preparation of advertising and sales literature, and printing and mailing of prospectuses to prospective investors.

The transfer agent keeps your account records.

Calvert Shareholder Services, Inc. is the Portfolio's shareholder servicing agent. National Financial Data Services, Inc. 1004 Baltimore, Kansas City, Missouri, 64105, is the transfer and dividend disbursing agent.

SHAREHOLDER GUIDE

Opening An Account

You can buy shares of the Portfolio in several ways.

An account application accompanies this prospectus. A completed and signed application is required for each new account you open, regardless of the method you choose for making your initial investment. Additional forms may be required from corporations, associations, and certain fiduciaries. If you have any questions or need extra applications, call your broker, or Calvert Group at 800-368-2748. Be sure to specify which class you wish to purchase.

To invest through any of Calvert's tax-deferred retirement plans, please call Calvert Group at 800-368-2748 to receive information and the required separate application.

Alternative Sales Options
The Portfolio offers four classes of shares:

Class A Shares - Front-End Load Option

Class A shares are sold with a front-end sales charge at the time of purchase. Class A shares are not subject to a sales charge when they are redeemed.

Class B Shares - Back-End Load Option

Class B shares are sold without a sales charge at the time of purchase, but are subject to a deferred sales charge if they are redeemed within six calendar years after purchase. Class B shares will automatically convert to Class A shares at the end of eight calendar years after purchase.

Class C Shares - Level Load Option

Class C shares are sold without a front-end sales charge at the time of purchase. They are subject to a deferred sales charge if they are redeemed within one year after purchase.

Class I Shares - Institutional Option

Class I shares require a minimum account balance of $1,000,000. They have no sales charge or Distribution Plan.

Class B and C shares have higher expenses.

The Portfolio bears some of the costs of selling its shares under Distribution Plans with respect to its Class A, B and C shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Payments under the Class A Distribution Plan are limited to 0.25% annually of the average daily net asset value of Class A shares, while payments under the Class B and C Distribution Plan are 1.00% annually of the average daily net asset attributable to their respective classes.

Considerations for deciding which class of shares to buy.

Income distributions for Class A shares will probably be higher than those for Class B and C shares, as a result of the distribution expenses described above. (See also "Total Returns.") You should consider Class A shares if you qualify for a reduced sales charge under Class A or if you plan to hold the shares for several years. The Portfolio will not normally accept any purchase of Class B shares in the amount of $500,000 or more. Class C shares are not available for investments of $1 million or more, and are not available through all brokers. Brokers or others may receive different levels of compensation depending on which class of shares they sell. You should consider Class I shares if you are able to maintain a minimum account balance of $1,000,000.

Class A Shares

Class A shares are offered at net asset value plus a front-end sales charge as follows:

Amount of                  As a % of         As a % of   Allowed to Dealers
Investment                 net amount        net amount  as a % of offering
price                      offering          Invested    price


Less than $50,000          4.75%               4.99%         4.00%
$50,000 but less
than $100,000              3.75%               3.90%         3.00%
$100,000 but less
than $250,000              2.75%               2.83%         2.25%
$250,000 but less
than $500,000              1.75%               1.78%         1.25%
$500,000 but less
than $1,000,000            1.00%               1.01%         0.80%
$1,000,000 and over        0.00%               0.00%         0.00%*

Front-end sales charges on shares may be reduced or eliminated in certain cases. See Exhibit A to this prospectus.

The sales charge is paid to CDI, which in turn normally reallows a portion to your broker-dealer. Upon written notice to dealers with whom it has dealer agreements, CDI may reallow up to the full applicable sales charge. Dealers to whom 90% or more of the entire sales charge is reallowed may be deemed to be underwriters under the Securities Act of 1933.

Class A Distribution Plan

The Portfolio has adopted a Distribution Plan with respect to its Class A shares (the "Class A Distribution Plan"), which provides for payments at a maximum annual rate of 0.25% of the average daily net asset value of Class A shares, to pay expenses associated with the distribution and servicing of Class A shares. Amounts paid by the Portfolio to CDI under the Class A Distribution Plan are used to pay to dealers and others, including CDI salespersons who service accounts, service fees at an annual rate of up to 0.25% of the average daily net asset value of Class A shares, and to pay CDI for its marketing and distribution expenses, including, but not limited to, preparation of advertising and sales literature and the printing and mailing of prospectuses to prospective investors.


*CDI may pay the dealer a finder's fee of up to 0.50% of the amount of purchase on purchases of over $1 million. If paid, CDI reserves the right to recoup any portion of the amount paid to the dealer if the investor redeems some or all shares within twelve months of the time of purchase.

Class B Shares

Class B shares are offered at net asset value, without a front-end sales charge. With certain exceptions, the Portfolio may impose a deferred sales charge at the time of redemption as follows:


                                           Contingent Deferred Sales
                                           Charge As A Percentage Of
Redemption During                          Net Asset Value At Redemption

1st Year Since Purchase                           5%
2nd Year Since Purchase                           4%
3rd Year Since Purchase                           4%
4th Year Since Purchase                           3%
5th Year Since Purchase                           2%
6th Year Since Purchase                           1%
7th Year Since Purchase and                      None
Thereafter

No deferred sales charge is imposed on amounts redeemed after six years from purchase. If imposed, the deferred sales charge is deducted from the redemption proceeds otherwise payable to you. The deferred sales charge is retained by CDI. See "Calculation of Contingent Deferred Sales Charges and Waiver of Sales Charges" below.

Class B shares that have been outstanding for eight calendar years will automatically convert to Class A shares, which are subject to a lower Distribution Plan charge, without imposition of a front-end sales charge or exchange fee. The Class B shares so converted will no longer be subject to the higher expenses borne by Class B shares. Because the net asset value per share of the Class A shares may be higher or lower than that of the Class B shares at the time of conversion, although the dollar value will be the same, a shareholder may receive more or less Class A shares than the number of Class B shares converted. Under current law, it is the Advisor's opinion that such a conversion will not constitute a taxable event under federal income tax law. In the event that this ceases to be the case, the Board of Trustees will consider what action, if any, is appropriate and in the best interests of the Class B shareholders.

Class B Distribution Plan

The Portfolio has adopted a Distribution Plan with respect to its Class B shares (the "Class B Distribution Plan"), which provides for payments at an annual rate of up to 1.00% of the average daily net asset value of Class B shares, to pay expenses of the distribution of Class B shares. Amounts paid by the Portfolio under the Class B Distribution Plan are currently used by CDI to pay others (1) a commission at the time of purchase of 4% of the value of each share sold; and/or (2) service fees at an annual rate of 0.25% of the average daily net asset value of shares sold by such others, beginning in the 13th month after purchase.

Class C Shares

Class C shares are offered at net asset value, without a front-end sales charge. With certain exceptions, the Portfolio may impose a deferred sales charge of 1.00% on shares redeemed during the first year after purchase. If imposed, the deferred sales charge is deducted from the redemption proceeds otherwise payable to you. The deferred sales charge is retained by CDI. See "Calculation of Contingent Deferred Sales Charges and Waiver of Sales Charges" below.

Class C Distribution Plan

The Portfolio has adopted a Distribution Plan with respect to its Class C shares (the "Class C Distribution Plan"), which provides for payments at an annual rate of up to 1.00% of the average daily net asset value of Class C shares, to pay expenses of the distribution and servicing of Class C shares. Amounts paid by the Portfolio under the Class C Distribution Plan are currently used by CDI to pay dealers and other selling firms (1) a commission at the time of purchase of 1.00% of the value of each share sold, and (2) beginning in the 13th month after purchase, quarterly compensation at an annual rate of up to 0.75%, plus a service fee as described above under "Class A Distribution Plan," of up to 0.25%.

Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges

Class B and Class C shares that are redeemed will not be subject to a contingent deferred charge to the extent that the value of such shares represents (1) reinvestment of dividends or capital gains distributions, (2) shares held more than six years (more than one year for Class C) or (3) capital appreciation of shares redeemed. Any contingent deferred sales charge is imposed on the net asset value of the shares at the time of redemption or purchase, whichever is lower. Upon request for redemption, shares not subject to the contingent deferred sales charge will be redeemed first. Thereafter, shares held the longest will be the first to be redeemed.

The contingent deferred sales charge on Class B Shares will be waived in the following circumstances: (1) redemption upon the death or disability of the shareholder, plan participant, or beneficiary ("disability" shall mean a total disability as evidenced by a determination by the federal Social Security Administration); (2) minimum required distributions from retirement plan accounts for shareholders 70 (OMEGA) and older (with the maximum amount subject to this waiver being based only upon the shareholder's Calvert retirement accounts); (3) return of an excess contribution or deferral amounts, pursuant to sections 408(d)(4) or (4), 401(k)(8), or 402)(g)(2), or 401(m)(6) of the Internal Revenue Code; (4) involuntary redemptions of accounts under procedures set forth by the Fund's Board of Trustees; (5) a single annual withdrawal under a systematic withdrawal plan of up to 10% per year of the shareholder's account balance (minimum account balance $50,000 to establish).

Arrangements with Broker-Dealers and Others

CDI may also pay additional concessions, including non-cash promotional incentives, such as merchandise or trips, to dealers employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of the Portfolio and/or shares of other Portfolios underwritten by CDI. CDI may make expense reimbursements for special training of a broker-dealer's registered representatives, advertising or equipment, or to defray the expenses of sales contests. Eligible marketing and distribution expenses may be paid pursuant to the Portfolio's Rule 12b-1 Distribution Plan and in compliance with the rules of the NASD.

HOW TO BUY SHARES

(Be sure to specify which Class you are buying)

(For Class A, Class B and Class C Accounts:)

Method      New Accounts                         Additional
                                                 Investments

By Mail     $5,000 minimum                       $250 minimum

            Please make your check payable to    Please make your check
            the Portfolio and mail it with       payable to the Portfolio
            your application to:                 and mail it with your
                                                 investment slip to:


Calvert Group                       Calvert Group
P.O. Box 419544                     P.O. Box 419739
Kansas City, MO 64141-654           Kansas City, MO 64141-6739

By Registered, Certified, or Overnight Mail:
Calvert Group                       Calvert Group
c/o NFDS, 6th Floor                 c/o NFDS, 6th Floor
1004 Baltimore                      1004 Baltimore
Kansas City, MO 64105-1807          Kansas City, MO 64105-1807

Through
Your Financial
Professional               $5,000 minimum              $250 minimum

At the Calvert             Visit the Calvert Branch Office to make investments
by
Office                     check. See the back cover page for the address.

FOR ALL OPTIONS BELOW, PLEASE CALL YOUR FINANCIAL PROFESSIONAL OR CALVERT GROUP AT 800-368-2745

By Exchange                $5,000 minimum              $250 minimum
(From your account in another Calvert Group Portfolio)

When opening an account by exchange, your new account must be established with the same name(s), address and taxpayer identification number as your existing Calvert account.

By Bank Wire               $5,000 minimum              $250 minimum

By Calvert Money           Not Available               $250 minimum
Controller*                for Initial Investment

*Please allow sufficient time for Calvert Group to process your initial request for this service, normally 10 business days. The maximum transaction amount is $300,000, and your purchase request must be received by 4:00 p.m. Eastern time.

(For Class I Accounts: Purchases must be by bank wire. Minimum initial Class I investment is $1 million; minimum subsequent Class I investment is $25,000-- Call Calvert at 800-368-2745 for details.

NET ASSET VALUE

Net asset value, or "NAV," refers to the worth of one share. NAV is computed per class by adding the value of all portfolio holdings, plus other assets, deducting liabilities, and then dividing the result by the number of shares outstanding. This value is calculated at the close of the Portfolio's business day, which coincides with the closing of the regular session of the New York Stock Exchange (normally 4:00 p.m. Eastern time). The Portfolio is open for business each day the New York Stock Exchange is open. All purchases of Portfolio shares will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share).

Portfolio securities and other assets are valued based on market quotations, except that securities maturing within 60 days are valued at amortized cost. If quotations are not available, securities are valued by a method that the Board of Trustees believes accurately reflects fair value. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

WHEN YOUR ACCOUNT WILL BE CREDITED

Before you buy shares, please read the following information to make sure your investment is accepted and credited properly.

Your purchase will be processed at the next offering price based on the next net asset value calculated after your order is received and accepted. All your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash will be accepted. The Portfolio reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. If your check does not clear, your purchase will be canceled and you will be charged a $10 fee plus costs incurred by the Portfolio. When you purchase by check or with Calvert Money Controller, the Portfolio may hold payment on redemptions until it is reasonably satisfied that the investment is collected (normally up to 10 business days from purchase date). To avoid this collection period, you can wire federal Portfolios from your bank, which may charge you a fee. As a convenience, check purchases can be received at Calvert's offices for overnight mail delivery to the transfer agent and will be credited the next business day or upon receipt. Any check purchase received without an investment slip may cause delayed crediting.

Certain financial institutions or broker-dealers which have entered into a sales agreement with the Distributor may enter confirmed purchase orders on behalf of customers by phone, with payment to follow within a number of days of the order as specified by the program. If payment is not received in the time specified, the financial institution could be held liable for resulting fees or losses.

EXCHANGES

Each exchange represents the sale of shares of one Portfolio and the purchase of shares of another. Therefore, you could realize a taxable gain or loss on the transaction.

If your investment goals change, the Calvert Group of Funds has a variety of investment alternatives that includes common stock funds, tax-exempt and corporate bond funds, and money market funds. The exchange privilege is a convenient way to buy shares in other Calvert Group funds in order to respond to changes in your goals or in market conditions. However, the Portfolio is intended as a long-term investment and not for frequent short-term trades. Before you make an exchange from the Portfolio, please note the following:

      Call your broker or a Calvert representative for information and a prospectus for any of Calvert's other Funds registered in your state. Read the prospectus of the Fund into which you want to exchange for relevant information, including class offerings. The exchange privilege is only available in states where shares of the Fund into which you want to exchange are registered for sale.

      Complete and sign an application for an account in the Fund into which you want to exchange, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if you have not declined telephone transaction privileges and the shares are not in certificate form. See "Selling Your Shares" and "How to Sell Your Shares-- By Telephone and-- Exchange to Another Calvert Group Fund."

      You may exchange shares on which you have already paid a sales charge at Calvert Group and shares acquired by reinvestment of dividends or distributions into another Fund at no additional charge. Except for Class I, shares may only be exchanged for shares of the same Class of another Calvert Group Fund, except Class C shares may also be exchanged for Class B shares of Calvert First Government Money Market Fund. Class I shares may be exchanged for any Class.

      No CDSC is imposed on exchanges of shares subject to a CDSC at the time of the exchange. The applicable CDSC is imposed at the time the shares acquired by the exchange are redeemed.

      Shareholders (and those managing multiple accounts) who make two purchases and two exchange redemptions of shares of the Portfolio during any 6-month period will be given written notice that they may be prohibited from making additional investments. This policy does not prohibit a shareholder from redeeming shares of the Portfolio.

      For purposes of the exchange privilege, the Portfolio is related to Summit Cash Reserves Portfolio by investment and investor services.

      The Portfolio reserves the right to terminate or modify the exchange privilege in the future upon 60 days' written notice.

          OTHER CALVERT GROUP SERVICES

Calvert Information Network

24 hour performance and price information

Calvert Group has a round-the-clock telephone service for most classes and a website at http://www.calvertgroup.com that lets existing customers obtain prices, yields, performance information, account balances, and, by telephone only, authorize certain transactions.

Calvert Money Controller

Calvert Money Controller eliminates the delay of mailing a check or the expense of wiring funds. You can request this free service on your application.

This service allows you to authorize electronic transfers of money to purchase or sell shares. You use Calvert Money Controller like an "electronic check" to move money ($250 to $300,000) between your bank account and your account in the Portfolio with one phone call. Allow two business days after the call for the transfer to take place; for money recently invested, allow normal check clearing time (up to 10 business days) before redemption proceeds are sent to your bank. All Calvert Money Controller transaction requests must be received by 4:00 p.m. Eastern time in order to be processed on that business day.

You may also arrange systematic monthly or quarterly investments (minimum
$250) into your Portfolio account. After you give us proper authorization, your bank account will be debited to purchase Portfolio shares. A debit entry will appear on your bank statement. Share purchases made through Calvert Money Controller will be subject to the applicable sales charge. If you would like to make arrangements for systematic monthly or quarterly redemptions from your Calvert account, call your broker or Calvert for a Money Controller Application.

Telephone Transactions

Calvert may record all telephone calls.

If you have telephone transaction privileges, you may purchase, redeem, or exchange shares, wire funds and use Calvert Money Controller by telephone. You automatically have telephone privileges unless you elect otherwise. The Trust, the transfer agent, the shareholder servicing agent, and their affiliates are not liable for acting in good faith on telephone instructions relating to your account, so long as they follow reasonable procedures to determine that the telephone instructions are genuine. Such procedures may include recording the telephone calls and requiring some form of personal identification. You should verify the accuracy of telephone transactions immediately upon receipt of your confirmation statement.

Optional Services

The easiest way to establish optional services on your Calvert Group account is to select the options you desire when you complete your account application. If you wish to add other options later, you may have to provide us with additional information and a signature guarantee. Please call your broker or Calvert Investor Relations at 800-368-2745 for further assistance. For our mutual protection, we may require a signature guarantee on certain written transaction requests. A signature guarantee verifies the authenticity of your signature, and may be obtained from any bank, savings and loan association, credit union, trust company, broker-dealer firm or member of a domestic stock exchange. A signature guarantee cannot be provided by a notary public.

Householding of General Mailings

Householding reduces Portfolio expenses and saves paper and trees for the environment.

If you have multiple accounts with Calvert, you may receive combined mailings of some shareholder information, such as statements, confirmations, prospectuses, semi-annual and annual reports. Please contact Calvert Investor Relations at 800-368-2745 to receive additional copies of information.

Special Services and Charges

The Portfolio pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account. You may be required to pay a research fee for these special services.

If you are purchasing shares of the Portfolio through a program of services offered by a broker-dealer or financial institution, you should read the program materials in conjunction with this Prospectus. Certain features of the Portfolio may be modified in these programs, and administrative charges may be imposed by the broker-dealer or financial institution for the services rendered.

Tax-Saving Retirement Plans

Contact Calvert Group for complete information kits discussing the plans and their benefits, provisions and fees.

Calvert Group can set up your new account in the Portfolio under one of several tax-deferred plans. These plans let you invest for retirement and shelter your investment income from current taxes. Minimums may differ from those listed in the "How to Buy Shares" chart. Also, reduced sales charges may apply. See "Exhibit A-Reduced Sales Charges."

      Traditional and Roth individual retirement accounts (IRAs): available to anyone who has earned income. You may also be able to make investments in the name of your spouse, if your spouse has no earned income.

      Qualified Profit-Sharing and Money Purchase Plans (including 401(k) Plans): available to self-employed people and their partners, corporations and their employees, and certain tax-exempt organizations.

      Simple IRA and Simplified Employee Pension Plan (SEP-IRA): available to self-employed people and their partners, or to corporations.

      403(b)(7) Custodial Accounts: available to employees of most non-profit organizations and public schools and universities.

HOW TO SELL YOUR SHARES

You may redeem all or a portion of your shares on any business day. Your shares will be redeemed at the next net asset value calculated after your redemption request is received (less any CDSC). See below for specific requirements necessary to make sure your redemption request is accepted. Remember that the Portfolio may hold payment on the redemption of your shares until it is reasonably satisfied that investments made by check or by Calvert Money Controller have been collected (normally up to 10 business days). Redemptions may be made in kind if, in the sole opinion of the Advisor, it is in the best interest of the Portfolio to do so.

Redemption Requirements To Remember

To ensure acceptance of your redemption request, please follow the procedures described here and below.

Once your shares are redeemed, the proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect the Portfolio, it may take up to 7 days. Calvert Money Controller redemptions generally will be credited to your bank account on the second business day after your phone call. When the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Securities and Exchange Commission, redemptions may be suspended or payment dates postponed.

Minimum account balance is $5,000, for Class A, B and C;$1,000,000 for Class I.

Please maintain the minimum balance in your account . Otherwise, a monthly $1.00 account maintenance fee will be charged (fee not applicable to Class I).

Mail Redemption Requests To:

Calvert Group
P.O. Box 419544
Kansas City, MO.

You may redeem available funds from your account at any time by sending a letter of instruction, including your name, account and Portfolio number, the number of shares or dollar amount, and where you want the money to be sent. Additional requirements, below, may apply to your account. The letter of instruction must be signed by all required authorized signers. If you want the money to be wired to a bank not previously authorized, then a voided bank check must be enclosed with your letter. To add instructions to wire to a destination not previously established, or if you would like funds sent to a different address or another person, your letter must be signature guaranteed.

Type of Registration                                 Requirements

Corporations, Associations                           Letter of instruction and
                                                     corporate resolution,
                                                     signed by person(s)
                                                     authorized to act on the
                                                     account, accompanied by
                                                     signature guarantee(s).

Trusts                                               Letter of instruction
                                                     signed by the Trustee(s)
                                                     (as Trustees), with a
                                                     signature guarantee. (If
                                                     the Trustee's name is not
                                                     registered on your
                                                     account, provide a copy
                                                     of the trust document,
                                                     certified within the last
                                                     60 days.)

By Telephone

Please call 800-368-2745. You may redeem shares from your account by telephone and have your money mailed to your address of record or wired to an address or bank you have previously authorized. A charge of $5 is imposed on wire transfers of less than $1,000. See "Telephone Transactions." Class I redemptions must be made by wire.

Calvert Money Controller

Please allow sufficient time for Calvert Group to process your initial request for this service (normally 10 business days). Your request for a redemption by this service must be received by 4:00 p.m. Eastern time. Accounts cannot be closed by this service. Unless they otherwise qualify for a waiver, Class B or Class C shares redeemed by Calvert Money Controller will be subject to the Contingent Deferred Sales Charge.

Exchange to Another Calvert Group Fund

You must meet the minimum investment requirement of the other Calvert Group Fund. You can only exchange between accounts with identical names, addresses and taxpayer identification number, unless previously authorized with a signature-guaranteed letter. See "Exchanges."

Systematic Check Redemptions

If you have an account with a balance of $10,000 or more, you may have up to two (2) redemption checks for a fixed amount sent to you on the 15th of each month, simply by sending a letter with all information, including your account number, and the dollar amount ($100 minimum). If you would like a regular check mailed to another person or place, your letter must be signature guaranteed. Unless they otherwise qualify for a waiver, Class B or Class C shares redeemed by Systematic Check Redemption will be subject to the Contingent Deferred Sales Charge.

Through your Broker

If your account is held in your broker's name ("street name"), you should contact your broker directly to transfer, exchange or redeem shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each year, the Portfolio distributes substantially all of its net investment income and capital gains to shareholders.

Dividends from the Portfolio's net investment income are declared and paid annually. Net investment income generally consists of the interest income, profits from securities loans, net short-term capital gains, if any, and dividends, less expenses. Distributions of net long-term capital gains, if any, are normally declared and paid by the Portfolio once a year; however, the Portfolio does not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary among classes because of different fees.

Distribution Payment Options

Dividends and distributions are automatically reinvested in additional shares, unless on the account application you request to have them paid to you in cash (by check or by Calvert Money Controller). You may also request to have your dividends and distributions from the Portfolio invested at net asset value ("NAV") in shares of any other Calvert Group Portfolio. If you choose to have them reinvested in the same Portfolio, the new shares will be purchased at the NAV (no sales charge) on the reinvest date, which is generally 1 to 3 days prior to the payment date. You must be a shareholder on the record date to receive dividends. You must notify the Portfolio in writing prior to the record date if you want to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the U.S. Postal Service cannot deliver the check, or if it remains uncashed for six months, it, as well as future dividends and distributions, will be reinvested in additional shares. No dividends will accrue on amounts represented by uncashed distribution or redemption checks.

"Buying a Dividend"

At the time of purchase, the share price of each class of the Portfolio may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable as dividends or capital gains distributions. On the record date for a distribution, the Portfolio's per share value is reduced by the amount of the distribution. If you buy shares just before the record date ("buying a dividend") you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal Taxes

The Portfolio normally distributes all net income and capital gain to shareholders. These distributions are taxable to you regardless of whether they are taken in cash or reinvested. Distributions of net investment income are taxable as ordinary income; distributions of net long-term capital gains are taxable as long-term capital gains regardless of how long you have held the shares. Dividends and distributions declared during October, November or December and paid in January of the following year are taxable in the year they are declared. The Portfolio will mail you Form 1099-DIV in January indicating the federal tax status of your dividends and any capital gain distribution paid to you during the year. If distributions exceed the Portfolio's net investment income and capital gain for the year, the excess will reduce your tax basis for your shares in the Portfolio.

You may realize a capital gain or loss when you sell or exchange shares.

If you sell or exchange your Portfolio shares you will have a short or long-term capital gain or loss, depending on how long you owned the shares which were sold. In January, the Portfolio will mail you Form 1099-B indicating the proceeds from all sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

Taxpayer Identification Number, Back-up Withholding

If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, federal law requires the Portfolio to withhold 31% of your dividends, capital gain distributions, and redemptions. In addition, you may be subject to a fine. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed at the current NAV on the date of redemption. The Portfolio reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

EXHIBIT A
REDUCED SALES CHARGES (CLASS A ONLY)

You may qualify for a reduced sales charge through several purchase plans available. You must notify the Portfolio at the time of purchase to take advantage of the reduced sales charge.

Right of Accumulation
The sales charge breakpoints are calculated by taking into account not only the dollar amount of a new purchase of shares, but also the higher of cost or current value of shares previously purchased in Calvert Group Funds that impose sales charges. This automatically applies to your account for each new purchase.

Letter of Intent
If you plan to purchase $50,000 or more of the Portfolio ("Fund") shares over the next 13 months, your sales charge may be reduced through a "Letter of Intent." You pay the lower sales charge applicable to the total amount you plan to invest over the 13-month period, excluding any money market fund purchases. Part of your shares will be held in escrow, so that if you do not invest the amount indicated, you will have to pay the sales charge applicable to the smaller investment actually made. For more information, see the SAI.

Group Purchases
If you are a member of a qualified group, you may purchase shares of the Fund at the reduced sales charge applicable to the group taken as a whole. The sales charge is calculated by taking into account not only the dollar amount of the shares you purchase, but also the higher of cost or current value of shares previously purchased and currently held by other members of your group.

A "qualified group" is one which:

 (1)      has been in existence for more than six months,
 (2)      has a purpose other than acquiring Fund shares at a discount, and
 (3) satisfies uniform criteria which enable CDI and dealers offering Fund shares to realize economies of scale in distributing such shares.

A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of CDI or dealers distributing the Fund's shares, must agree to include sales and other materials related to the Fund in its publications and mailings to members at reduced or no cost to CDI or dealers.

Pension plans may not qualify participants for group purchases; however, such plans may qualify for reduced sales charges under a separate provision (see below). Members of a group are not eligible for a Letter of Intent.

Retirement Plans Under Section 457, Section 403(b)(7), or Section 401(k)
There is no sales charge on A shares of the Fund if they are for the benefit of a retirement plan under section 457 of the I.R.C. of 1986, as amended, or for a plan qualifying under section 403(b)(7) and 401(k) of the Code if, at the time of purchase a) Calvert Group has been notified in writing that the 403(b)(7), or 401(k) plan has at least 200 eligible employees and is not sponsored by a K-12 school district: or b) in the case of a 401(k) plan, the cost or current value of shares the plan has in Calvert Group of Funds (except money market funds) is at least $1 million.

Neither the Fund, nor CDI, nor any affiliate thereof will reimburse a plan or participant for any sales charges paid prior to receipt of such written communication and confirmation by Calvert Group. Plan administrators should send requests for the waiver of sales charges based on the above conditions to: Calvert Group Retirement Plans, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.

Other Circumstances
There is no sales charge on shares of any fund (portfolio or series) of the Calvert Group of Funds sold to:
(1) current and retired members of the Board of Trustees/Directors of the Calvert Group of Funds, (and the Advisory Council of the Calvert Social Investment Fund);
(2) directors, officers and employees of the Advisor, Distributor, and their affiliated companies, and directors, officers and employees of the Subadvisor.
(3) directors, officers and registered representatives of brokers distributing the Fund's shares; and immediate family members of persons listed in (1), (2), or (3) above;
(4) dealers, brokers, or registered investment advisors that have entered into an agreement with CDI providing specifically for the use of shares of the Fund (Portfolio or Series) in particular investment programs or products (where such program or product already has a fee charged therein) made available to the clients of such dealer, broker, or registered investment advisor;
(5) trust departments of banks or savings institutions for trust clients of such bank or savings institution; and
(6) purchases placed through a broker maintaining an omnibus account with the Fund (Portfolio or Series) and the purchases are made by (a) investment advisors or financial planners placing trades for their own accounts (or the accounts of their clients) and who charge a management, consulting, or other fee for their services; or (b) clients of such investment advisors or financial planners who place trades for their own accounts if such accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent; or (c) retirement and deferred compensation plans and trusts, including, but not limited to, those defined in Section 401(a) or Section 403(b) of the I.R.C., and "rabbi trusts."

Dividends and Capital Gain Distributions from other Calvert Group Funds
You may prearrange to have your dividends and capital gain distributions from another Calvert Group Fund automatically invested in another account with no additional sales charge.

Purchases made at net asset value ("NAV")
Except for money market funds, if you make a purchase at NAV, you may exchange that amount to another fund at no additional sales charge.

Reinstatement Privilege
If you redeem Fund shares and then within 30 days decide to reinvest in the same Fund, you may do so at the net asset value next computed after the reinvestment order is received, without a sales charge. You may use the reinstatement privilege only once. The Fund reserves the right to modify or eliminate this privilege.

To Open an Account:
 800-368-2748                                Prospectus
                                             March 3, 1998


                                              Calvert Social Investment Fund
                                              Managed Index Portfolio


Performance and Prices:
Calvert Information Network
24 hours, 7 days a week
800-368-2745

Service for Existing Accounts:
     Shareholders        800-368-2745
     Brokers             800-368-2746

TDD for Hearing Impaired:
     800-541-1524

Branch Office:
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

Registered, Certified
or Overnight Mail:
Calvert Group
c/o NFDS, 6th Floor
1004 Baltimore
Kansas City, MO 64105

Calvert Group Web-Site
Address: http://www.calvertgroup.com

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

Table of Contents

Portfolio Expenses                                            2
Investment Objective and Policies                             4
Investment Techniques and Related Risks                       4
Socially Responsible Investment Criteria                      6
Total Return                                                  8
Management of the Portfolio                                   8
SHAREHOLDER GUIDE:                                            12
Alternative Sales Options                                     13
How to Buy Shares                                             17
Net Asset Value                                               18
When Your Account Will Be Credited                            18
Exchanges                                                     18
Other Calvert Group Services                                  19
How to Sell Your Shares                                       21
Dividends, Distributions and Taxes                            23

--------

CALVERT SOCIAL INVESTMENT FUND
Managed Index Portfolio

Statement of Additional Information
March 3, 1998


INVESTMENT ADVISOR
Calvert Asset Management Company, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

SHAREHOLDER SERVICE
Calvert Shareholder Services, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

TRANSFER AGENT
National Financial Data Services, Inc.
1004 Baltimore
6th Floor
Kansas City, Missouri 64105

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand, L.L.P.
250 West Pratt Street
Baltimore, Maryland 21201


     TABLE OF CONTENTS

     Investment Objectives and Policies              1
     Backtesting Methodology and Results             3
     Investment Restrictions                         4
     Investment Selection and Screening Process      5
     Dividends and Taxes                             6
     Net Asset Value                                 6
     Calculation of Total Return                     7
     Purchase and Redemption of Shares               7
     Reduced Sales Charges (Class A)                 8
     Advertising                                     8
     Trustees, Officers and Advisory Council         9
     Investment Advisor                              11
     Method of Distribution                          12
     Transfer and Shareholder Servicing Agent        12
     Portfolio Transactions                          13
     Independent Accountants and Custodians          13
     General Information                             13
     Letter of Intent                                15

STATEMENT OF ADDITIONAL INFORMATION- March 3, 1998


                            MANAGED INDEX PORTFOLIO
                4550 Montgomery Avenue, Bethesda, Maryland 20814

              New Account    (800) 368-2748     Shareholder
              Information:   (301) 951-4820     Services:(800) 368-2745
              Broker         (800) 368-2746     TDD for the Hearing-
              Services:      (301) 951-4850     Impaired:  (800) 541-1524

         This Statement of Additional Information is not a prospectus. Investors should read the Statement of Additional Information in conjunction with the Portfolio's Prospectus, dated March 3, 1998 which may be obtained free of charge by calling or writing the Portfolio at the above address.

                       INVESTMENT OBJECTIVES AND POLICIES

         Calvert Social Investment Fund (the "Fund") is designed to provide opportunities for individual and institutional investors, including ERISA fiduciaries, through investment in enterprises that make a significant contribution to society through their products and services and through the way they do business. The Fund offers investors a choice of five separate portfolios selected with a concern for the social impact of each investment: the Managed Index Portfolio, the Money Market Portfolio, the Managed Growth
Portfolio, the Equity Portfolio and the Bond Portfolio. This Statement of Additional Information applies only to the Managed Equity Index Portfolio ("Portfolio").

Repurchase Agreements
         The Portfolio may purchase debt securities subject to repurchase agreements which are arrangements under which the Portfolio buys a security and the seller simultaneously agrees to repurchase the security at a specified time and price reflecting a market rate of interest. The Portfolio engages in repurchase agreements in order to earn a higher rate of return than it could earn simply by investing in the obligation which is the subject of the repurchase agreement. Repurchase agreements are not, however, without risk. In the event of the bankruptcy of a seller during the term of a repurchase agreement, a legal question exists as to whether the Portfolio would be deemed the owner of the underlying security or would be deemed only to have a security interest in and lien upon such security. The Portfolio will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Advisor under the direction and supervision of the Fund's Board of Trustees. In addition, the Portfolio will only engage in repurchase agreements reasonably designed to secure fully during the term of the agreement the seller's obligation to repurchase the underlying security and will monitor the market value of the underlying security during the term of the agreement. If the value of the underlying security declines and is not at least equal to the repurchase price due the Fund pursuant to the agreement, the Fund will require the seller to pledge additional securities or cash to secure the seller's obligations pursuant to the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the underlying security. Repurchase agreements are always for periods of less than one year. Repurchase agreements not terminable within seven days are considered illiquid.

Options and Futures Contracts
         The Portfolio may, in pursuit of its investment objective, engage in the purchase and sale of stock index futures contracts, and options on such futures, as described more fully below.
         The Portfolio may engage in such transactions only for liquidity or to seek to hedge cash exposure. It will not engage in such transactions for the purposes of speculation or leverage. The use of options and futures contracts may involve a greater degree of risk than those inherent in more conservative investment approaches.

Futures Transactions. The Portfolio may purchase and sell futures contracts, but only when, in the judgment of the Advisor, or Subadvisor such a position acts as a hedge against market changes which would adversely affect the securities held by the Portfolio. These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. Government obligations.
         A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Although futures contracts by their terms require actual delivery and acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Upon buying or selling a futures contract, the Portfolio deposits initial margin with its custodian, and thereafter daily payments of maintenance margin are made to and from the executing broker.
Payments of maintenance margin reflect changes in the value of the futures contract, with the Portfolio being obligated to make such payments if its futures position becomes less valuable and entitled to receive such payments if its positions become more valuable.
         The Portfolio may only invest in futures contracts and options on futures to hedge its cash and/or securities investment positions and not for income enhancement, speculation or leverage purposes. Although some of the securities underlying a futures contract may not necessarily meet the
Portfolio's social criteria, any such hedge position taken by the Portfolio will not constitute a direct ownership interest in the underlying securities.
         Futures contracts are designed by boards of trade which are designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC"). As series of a registered investment company, the Portfolio is eligible for exclusion from the CFTC's definition of "commodity pool operator," meaning that the Portfolio may invest in futures contracts under specified conditions without registering with the CFTC.

Options on Futures Contracts. The Portfolio may purchase and write put or call options and sell call options on futures contracts in which a Portfolio could otherwise invest and which are traded on a U.S. exchange or board of trade. The Portfolio may also enter into closing transactions with respect to such options to terminate an existing position; that is, to sell a put option already owned and to buy a call option to close a position where the Portfolio has already sold a corresponding call option.
         The Portfolio may only invest in options on futures contracts to hedge its existing investment positions and not for income enhancement, speculation or leverage purposes. Although some of the securities underlying the futures contract underlying the option may not necessarily meet the Portfolio's social criteria, any such hedge position taken by the Portfolio will not constitute a direct ownership interest in the underlying securities.
         An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract-a long position if the option is a call and a short position if the option is a put-at a specified exercise price at any time during the period of the option. The Portfolio will pay a premium for such options purchased or sold. In connection with such options bought or sold, the Portfolio will make initial margin deposits and make or receive maintenance margin payments which reflect changes in the market value of such options. This arrangement is similar to the margin arrangements applicable to futures contracts described above.

Put Options on Futures Contracts. The purchase of put options on futures contracts is analogous to the sale of futures contracts and is used to protect the portfolio against the risk of declining prices. The Portfolio may purchase put options and sell put options on futures contracts that are already owned by the Portfolio. The Portfolio will only engage in the purchase of put options and the sale of covered put options on market index futures for hedging purposes.

Call Options on Futures Contracts. The Portfolio may only buy call options for a cash hedge.

Risks of Options and Futures Contracts. If the Portfolio has sold futures or takes options positions to hedge its portfolio against decline in the market and the market later advances, the Portfolio may suffer a loss on the futures contracts or options which it would not have experienced if it had not hedged. Correlation is also imperfect between movements in the prices of futures contracts and movements in prices of the securities which are the subject of the hedge. Thus the price of the futures contract or option may move more than or less than the price of the securities being hedged. Where a Portfolio has sold futures or taken options positions to hedge against decline in the market, the market may advance and the value of the securities held in the Portfolio may decline. If this were to occur, the Portfolio might lose money on the futures contracts or options and also experience a decline in the value of its portfolio securities. However, although this might occur for a brief period or to a slight degree, the value of a diversified portfolio will tend to move in the direction of the market generally.
         The Portfolio can close out futures positions only on an exchange or board of trade which provides a secondary market in such futures. Although the Portfolio intends to purchase or sell only such futures for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular futures contract at any particular time. This might prevent the Portfolio from closing a futures position, which could require the Portfolio to make daily cash payments with respect to its position in the event of adverse price movements.
         Options on futures contracts bear several risks apart from those inherent in options transactions generally. The Portfolio's ability to close out its options positions in futures contracts will depend upon whether an active secondary market for such options develops and is in existence at the time the Portfolio seeks to close its positions. There can be no assurance that such a market will develop or exist. Therefore, the Portfolio might be required to exercise the options to realize any profit.

Temporary defensive positions

In seeking returns consistent with the Russell 1000 universe of stocks, the Portfolio will normally be as fully invested as practicable in stocks. However, for temporary defensive purposes - which may include a lack of adequate purchase candidates or an unfavorable market environment - the Portfolio may invest up to 35% of its assets in cash or cash equivalents. Cash equivalents include instruments such as, but not limited to, U.S. government and agency obligations, certificates of deposit, banker's acceptances, time deposits commercial paper, short-term corporate debt securities and repurchase agreements.

Lending portfolio securities.

The Portfolio may lend its portfolio securities to member firms of the New York Stock Exchange and commercial banks with assets of one billion dollars or more. Any such loans must be secured continuously in the form of cash or cash equivalents such as U.S. Treasury bills; the amount of the collateral must on a current basis equal or exceed the market value of the loaned securities, and the Portfolio must be able to terminate such loans upon notice at any time. The Portfolio will exercise its right to terminate a securities loan in order to preserve its right to vote upon matters of importance affecting holders of the securities.

The advantage of such loans is that the Portfolio continues to receive the equivalent of the interest earned or dividends paid by the issuers on the loaned securities while at the same time earning interest on the cash or equivalent collateral.

Securities loans are usually made to broker-dealers and other financial institutions to facilitate their delivery of such securities. As with any extension of credit, there may be risks of delay in recovery and possibly loss of rights in the loaned securities should the borrower of the loaned securities fail financially. However, the Portfolio will make loans of its portfolio securities only to those firms the Advisor or Subadvisor deems creditworthy and only on such terms the Advisor or Subadvisor believes should compensate for such risk. On termination of the loan the borrower is obligated to return the securities to the Portfolio. The Portfolio will realize any gain or loss in the market value of the securities during the loan period. The Portfolio may pay reasonable custodial fees in connection with the loan.

                            INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions
         The Portfolio has adopted the following fundamental investment restrictions which, cannot be changed without the approval of the holders of a majority of the Portfolio's outstanding shares, that term is as defined in the Investment Company Act of 1940, as amended ("1940 Act").

         The Portfolio may not:

         1. With respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of the Portfolio's total assets would be invested in securities of that issuer.
         2. Concentrate 25% or more of the value of its total assets in any one industry; provided, however, that there is no limitation with respect to investments in obligations issued or guaranteed by the United States Government or its agencies and instrumentalities.
         3. With respect to 75% of its total assets, purchase more than 10% of the outstanding voting securities of any issuer.
         4. Make loans except that the Portfolio may engage in securities lending (provided the value of the securities loaned from the Portfolio will not exceed 33% of the value of its total assets) and repurchase transactions, and may purchase money market instruments.
         5.       Underwrite the securities of other issuers.
         6. Borrow money, except from banks for temporary or emergency purposes and then only in an amount up to 33 1/3% of the value of that Portfolio's total assets. In order to secure any permitted borrowings under this section, the Portfolio may pledge, mortgage or hypothecate its assets.
         7. Make short sales of securities or purchase any securities on margin except with respect to options, futures contracts and options on futures contracts.
         8. Invest in commodities or real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in commodities or real estate, and provided that the Portfolio may invest in financial futures and options thereon.
         9.    Issue any senior securities.

Non-Fundamental Investment Restrictions
         The Portfolio has adopted the following operating (i.e., non-fundamental) investment policies and restrictions which may be changed by the Board of Trustees without shareholder approval. The Portfolio may not:
         10.      Purchase the obligations of foreign issuers.
         11.      Purchase  illiquid  securities  if more  than 15% of the value
         of the Portfolio's net assets would be      invested       in      such
         securities.
         12.      Purchase   debt   securities    (other   than   money   market
instruments).
         13. Purchase or retain securities issued by investment companies except to the extent permitted by the 1940 Act, and in connection with the trustees' deferred compensation plan.
         14. Enter into a futures contract or an option on a futures contract if the aggregate initial margins and premiums required to establish these positions would exceed 5% of the Portfolio's net assets.

         Any investment restriction (other than nos. 6 and 11) which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the applicable percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.

                   INVESTMENT SELECTION AND SCREENING PROCESS

         Investments in the Portfolio are selected on the basis of their ability to contribute to the dual objective of the Portfolio, (i.e., those that satisfy the Portfolio's investment and social criteria). The Advisor and Subadvisor have developed a number of techniques for evaluating the performance of issuers in each of these areas. The primary sources of information are reports published by the issuers themselves, the reports of public agencies, and the reports of groups which monitor performance in particular areas. These sources of information are sometimes augmented with direct interviews or written questionnaires addressed to the issuers. It should be recognized, however, that there are few generally accepted measures by which achievement in these areas can be readily distinguished; therefore, the development of suitable measurement techniques is largely within the discretion and judgment of the Advisor and Subadvisor.

         Candidates for inclusion in any particular class of assets are then examined according to the social criteria. Issuers are classified into three categories of suitability under the social criteria. In the first category are those issuers which exhibit unusual positive accomplishment with respect to some of the criteria and do not fail to meet minimum standards with respect to the remaining criteria. To the greatest extent possible, investment selections are made from this group. In the second category are those issuers which meet minimum standards with respect to all the criteria but do not exhibit outstanding accomplishment with respect to any criterion. This category includes issuers which may lack an affirmative record of accomplishment in these areas but which are not known by Advisor to violate any of the social criteria. The third category under the social criteria consists of issuers which flagrantly violate, or have violated, one or more of those values, for example, a company which repeatedly engages in unfair labor practices. The Portfolio will not knowingly purchase the securities of issuers in this third category.
         It should be noted that the Portfolio's social criteria tend to limit the availability of investment opportunities more than is customary with other investment companies. The Advisor, however, believes that within the first and second categories there are sufficient investment opportunities to permit full investment among issuers which satisfy the Portfolio's social criteria.

                              DIVIDENDS AND TAXES

         It is the policy of the Portfolio to declare and pay dividends from net investment income on an annual basis. Dividends and distributions may differ among the classes. Distributions of realized net capital gains, if any, are normally paid once a year; however, the Portfolio does not intend to make any such distributions unless available capital loss carryovers, if any, have been used or have expired.
         The Portfolio is required to withhold 31% of any dividends and capital gain distributions paid and 31% of each redemption transaction if: (a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Internal Revenue Code of 1986 as amended ("Code") because of underreporting (however, failure to provide certification as to the application of section
3406(a)(1)(C) will result only in backup withholding on dividends, not on redemptions); or (c) the Portfolio is notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount withheld.
         In addition, the Portfolio is required to report to the Internal Revenue Service the following information with respect to each redemption transaction occurring: (a) the shareholder's name, address, account number and taxpayer identification number; (b) the total dollar value of the redemptions; and (c) the Portfolio's identifying CUSIP number.
         Certain shareholders are, however, exempt from the backup withholding and broker reporting requirements. Exempt shareholders include: corporations; financial institutions; tax-exempt organizations; individual retirement plans; the U.S., a State, the District of Columbia, a U.S. possession, a foreign government, an international organization, or any political subdivision, agency or instrumentality of any of the foregoing; U.S. registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; foreign central banks of issue. Non-resident aliens, certain foreign partnerships and foreign corporations are generally not subject to either requirement but may instead be subject to withholding under sections 1441 or 1442 of the Code. Shareholders claiming exemption from backup withholding and broker reporting should call or write the Portfolio for further information.
         Dividends paid by the Portfolio may be eligible for the dividends received deduction available to corporate taxpayers. Information concerning the tax status of dividends and distributions and the amount of dividends withheld, if any, is mailed annually to shareholders.
         Investors should note that they may be required to exclude the initial sales charge, if any, paid on the purchase of Class A shares from the tax basis of those shares if the shares are exchanged for shares of another Calvert Group Fund within 90 days of purchase. This requirement applies only to the extent that the payment of the original sales charge on the Class A shares of the Portfolio causes a reduction in the sales charge otherwise payable on the shares of the Calvert Group Fund acquired in the exchange, and investors may treat sales charges excluded from the basis of the original shares as incurred to acquire the new shares.

                                NET ASSET VALUE

         The public offering price of the shares of the Portfolio is the respective net asset value per share (plus, for Class A shares, the applicable sales charge). Shares are redeemed at their respective net asset values per share, less any applicable contingent deferred sales charge ("CDSC"). The net asset value of the Portfolio fluctuates based on the respective market value of the Portfolio's investments. The net asset value per share of the Portfolio is determined every business day at the close of the New York Stock Exchange (normally 4:00 p.m. Eastern time) and at such other times as may be necessary or appropriate. The Portfolio does not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good
Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Net asset value per share is determined per class by dividing its total net assets (the value of its assets net of liabilities, including accrued expenses and fees) by the number of shares outstanding for that class.
         The assets of the Portfolio are valued as follows: (a) securities for which market quotations are readily available are valued at the most recent closing price, mean between bid and asked price, or yield equivalent as obtained from one or more market makers for such securities; (b) securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium, unless the Board of Trustees determines such method not to be appropriate under the circumstances; and (c) all other securities and assets for which market quotations are not readily available will be valued at their fair value as determined by the Advisor in good faith under the supervision of the Board of Trustees.

                          CALCULATION OF TOTAL RETURN

         The Portfolio may advertise "total return." Total return is calculated separately for each class. It is computed by taking the total number of shares purchased by a hypothetical $1,000 investment after deducting any applicable sales charge, adding all additional shares purchased within the period with reinvested dividends and distributions, calculating the value of those shares at the end of the period, and dividing the result by the initial $1,000 investment. For periods of more than one year, the cumulative total return is then adjusted for the number of years, taking compounding into account, to calculate average annual total return during that period.
         Total return is computed according to the following formula:

                                P(1 + T)n = ERV

where P = a hypothetical initial payment of $1,000; T = total return; n = number of years; and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.
         Total return is historical in nature and is not intended to indicate future performance. All total return quotations reflect the deduction of the Portfolio's maximum sales charge, except quotations of "return without maximum load" (or "w/o max load") which do not deduct sales charge, and "actual return," which reflect deduction of the sales charge only for those periods when a sales charge was actually imposed. Return without maximum load, which will be higher than total return, should be considered only by investors, such as participants in certain pension plans, to whom the sales charge does not apply, or for purposes of comparison only with comparable figures which also do not reflect sales charges, such as Lipper averages.

         Total return, like yield and net asset value per share, fluctuates in response to changes in market conditions. Neither total return nor yield for any particular time period should be considered an indication of future return.

                       PURCHASE AND REDEMPTION OF SHARES

         Share certificates will not be issued unless requested in writing by the investor. No charge will be made for share certificate requests. No certificates will be issued for fractional shares. A service fee of $10, plus any costs incurred by the Portfolio, will be charged investors whose purchase checks are returned for insufficient funds.
         Telephone redemption requests are processed upon the date of receipt, if received prior to 4:00 p.m. Eastern Time. Redemption proceeds are normally transmitted or mailed the next business day, although payment by check of redemption proceeds may take up to five business days. Certain Class B and Class C shares may be subject to a contingent deferred sales charge which is subtracted from the redemption proceeds (see Prospectus, "Calculation of Contingent Deferred Sales Charges and Waiver of Sales Charges"). Telephone redemption requests which would require the redemption of shares purchased by check or electronic funds transfer within the previous 10 business days may not be honored. The Portfolio reserves the right to modify the telephone redemption privilege.
         Amounts redeemed by telephone may be mailed by check to the investor to the address of record without charge. Amounts of more than $50 and less than $300,000 may be transferred electronically at no charge to the investor. Amounts of $l,000 or more will be transmitted by wire without charge by the Portfolio to the investor's account at a domestic bank or savings association. A charge of $5 is imposed on wire transfers of less than $1,000.
         Existing shareholders who at any time desire to change instructions already given must send a notice either to the broker through which shares were purchased or to the Portfolio with a voided check from the bank account to receive the redemption proceeds. New wiring instructions may be accompanied by a voided check in lieu of a signature guarantee. Further documentation may be required from corporations, fiduciaries, pension plans, and institutional investors.
         The Portfolio's redemption check normally will be mailed to the investor on the next business day following the date of receipt by the Portfolio of a written redemption request. If the investor so instructs in such written redemption request, the check will be mailed or the redemption proceeds wired or transferred electronically to a preauthorized account at the investor's bank. Redemption proceeds are normally paid in cash. However, at the sole discretion of the Portfolio, the Portfolio has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the Portfolio, whichever is less, or as allowed by law.
         The right of redemption may be suspended or the date of payment postponed for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), when trading on the New York Stock Exchange is restricted, or an emergency exists, as determined by the Securities and Exchange Commission, or if the Commission has ordered such a suspension for the protection of shareholders. Redemption proceeds are normally mailed, wired or transferred electronically the next business day but in no event later than seven days after a proper redemption request has been received, unless redemptions have been suspended or postponed as described above.

                        REDUCED SALES CHARGES (CLASS A)

         The Portfolio imposes reduced sales charges for Class A shares in certain situations in which the Principal Underwriter and the dealers selling Portfolio shares may expect to realize significant economies of scale with respect to such sales. Generally, sales costs do not increase in proportion to the dollar amount of the shares sold; the per-dollar transaction cost for a sale to an investor of shares worth, say, $5,000 is generally much higher than the per-dollar cost for a sale of shares worth $1,000,000. Thus, the applicable sales charge declines as a percentage of the dollar amount of shares sold as the dollar amount increases.
         When a shareholder agrees to make purchases of shares over a period of time totaling a certain dollar amount pursuant to a Letter of Intent, the Underwriter and selling dealers can expect to realize the economies of scale applicable to that stated goal amount. Thus the Portfolio imposes the sales charge applicable to the goal amount. Similarly, the Underwriter and selling dealers also experience cost savings when dealing with existing Portfolio shareholders, enabling the Portfolio to afford existing shareholders the Right of Accumulation. The Underwriter and selling dealers can also expect to realize economies of scale when making sales to the members of certain qualified groups which agree to facilitate distribution of Portfolio shares to their members. See "Exhibit A - Reduced Sales Charges" in the Prospectus.

                                  ADVERTISING

         The Fund or its affiliates may provide information such as, but not limited to, the economy, investment climate, investment principles, sociological conditions and political ambiance. Discussion may include hypothetical scenarios or lists of relevant factors designed to aid the investor in determining whether the Portfolio is compatible with the investor's goals. The Portfolio may list portfolio holdings or give examples or securities that may have been considered for inclusion in the Portfolio, whether held or not.
         The Fund or its affiliates may supply comparative performance data and rankings from independent sources such as Donoghue's Money Fund Report, Bank Rate Monitor, Money, Forbes, Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, Russell 1000 Index, Mutual Fund Values Morningstar Ratings, Mutual Fund Forecaster, Barron's, The Wall Street Journal, and Schabacker Investment Management, Inc. Such averages generally do not reflect any front- or back-end sales charges that may be charged by Funds in that grouping. The Portfolio may also cite to any source, whether in print or on-line, such as Bloomberg, in order to acknowledge origin of information. The Fund may compare itself or its portfolio holdings to other investments, whether or not issued or regulated by the securities industry, including, but not limited to, certificates of deposit and Treasury notes. The Portfolio, its Advisor, and its affiliates reserve the right to update performance rankings as new rankings become available.
         Calvert Group is the nation's leading family of socially responsible mutual funds, both in terms of socially responsible mutual fund assets under management, and number of socially responsible mutual fund portfolios offered (source: Social Investment Forum, December 31, 1996). Calvert Group was also the first to offer a family of socially responsible mutual fund portfolios.

                    TRUSTEES, OFFICERS, AND ADVISORY COUNCIL

         REBECCA ADAMSON, Trustee. Since 1983, Ms. Adamson has served as President of the national non-profit, First Nations Financial Project. Founded by her in 1980, First Nations is the only American Indian alternative development institute in the country. DOB: 9/10/47. Address: 69 Kelley Road, Falmouth, Virginia 22405.
         RICHARD L. BAIRD, JR., Trustee. Mr. Baird is Executive Vice President of the Family Health Council, Inc. in Pittsburgh, Pennsylvania. The Family Health Council is a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services. Mr. Baird is a trustee/director of each of the investment companies in the Calvert Group of Funds, except for Calvert New World Fund, Inc., Acacia Capital Corporation, and Calvert World Values Fund, Inc. DOB: 5/9/48. Address:
211 Overlook Drive, Pittsburgh, Pennsylvania 15216.
         *JOHN G.  GUFFEY,  JR.,  Executive  Vice  President  and  Trustee.  Mr.
Guffey is chairman of the Calvert Social Investment Foundation, organizing director of the Community Capital Bank in Brooklyn, New York, and a financial consultant to various organizations. In addition, he is a Director of the Community Bankers Mutual Fund of Denver, Colorado, and the Treasurer and Director of Silby, Guffey, and Co., Inc., a venture capital firm. Mr. Guffey is a trustee/director of each of the other investment companies in the Calvert Group of Funds, except for Calvert New World Fund, Inc. and Acacia Capital Corporation. DOB: 5/15/48. Address: 7205 Pomander Lane, Chevy Chase, Maryland 20815.
         JOY V. JONES, Esq., Trustee. Ms. Jones is an attorney and entertainment manager in New York City, and was formerly a partner with the firm Rogers & Wells in New York City, specializing in real estate law and municipal finance. Ms. Jones is also Chairman of the Board of Ultrafem, Inc., a Trustee of Sarah Lawrence College, a member of the Association of Black Women Attorneys, Inc., and a Trustee of the Community Service Society of
New York.  DOB:  7/2/50.  Address:  175 West 12th Street, New York,
 New York 10011.

         *BARBARA J. KRUMSIEK, President and Director. Ms. Krumsiek serves as President, Chief Executive Officer and Vice Chairman of Calvert Group, Ltd. and as an officer and director of each of its affiliated companies. She is a director of Calvert-Sloan Advisers, L.L.C., co-chair of the Board of Directors of Calvert World Values Fund, Inc., and a trustee/director of each of the investment companies in the Calvert Group of Funds. Prior to joining Calvert Group, Ms. Krumsiek served as Senior Vice President of Alliance Capital LP's Mutual Fund Division. DOB: 08/09/52.
         TERRENCE J. MOLLNER, Ed.D., Trustee. Dr. Mollner is Founder and Chairperson of Trusteeship Institute, Inc., a diverse foundation known principally for its consultation to corporations converting to cooperative employee-ownership. He is also a director of Calvert World Values Fund, Inc. He served as a Trustee of the Cooperative Fund of New England, Inc., and is now a member of its Board of Advisors. In addition, Dr. Mollner is a founder and member of the Board of Trustees of the Foundation for Soviet-American Economic Cooperation. DOB: 12/13/44. Address: 15 Edwards Square, Northampton, Massachusetts 01060.
         SYDNEY AMARA MORRIS, Trustee. Rev. Morris is Senior Minister of the Unitarian Church of Vancouver, Canada. She previously served as Minister of the Unitarian-Universalist Fellowship in Ames, Iowa. Rev. Morris is a graduate of the Harvard Divinity School. DOB: 9/7/49. Address: 1225 W. 26th Avenue, Vancouver, British Columbia, Canada V6H2A8.
         *CHARLES T. NASON, Trustee. Mr. Nason serves as Chairman, President and Chief Executive Officer of The Acacia Group, a Washington, D.C.-based financial services organization, including Acacia Mutual Life Insurance Company and Calvert Group, Ltd. DOB: 4/22/46. Address: 7315 Wisconsin Avenue, Bethesda, Maryland 20814.
         *D. WAYNE SILBY, Esq., President and Trustee. Mr. Silby is a trustee/director of each of the investment companies in the Calvert Group of Funds, except for Calvert New World Fund, Inc. and Acacia Capital Corporation. Mr. Silby is the Chief Executive Officer of Group Serve, a software company, and an officer, director and shareholder of Silby, Guffey & Company, Inc., which serves as general partner of Calvert Social Venture Partners ("CSVP"). CSVP is a venture capital firm investing in socially responsible small companies. DOB: 7/20/48. Address: 1715 18th Street, N.W., Washington, D.C. 20009.
         RENO J. MARTINI, Senior Vice President. Mr. Martini is Senior Vice President of Calvert Group, Ltd., and Senior Vice President and Chief Investment Officer of Calvert Asset Management Company, Inc. Mr. Martini is also a director and President of Calvert-Sloan Advisers, L.L.C., and a director and officer of Calvert New World Fund. DOB: 1/13/50.
         RONALD M. WOLFSHEIMER, CPA, Treasurer. Mr. Wolfsheimer is Senior Vice President and Controller of Calvert Group, Ltd. and its subsidiaries and an officer of each of the other investment companies in the Calvert Group of Funds. Mr. Wolfsheimer is Vice President and Treasurer of Calvert-Sloan Advisers, L.L.C., and a director of Calvert Distributors, Inc. DOB: 7/24/52.
         WILLIAM M. TARTIKOFF, Esq., Vice President and Assistant Secretary. Mr. Tartikoff is an officer of each of the investment companies in the Calvert Group of Funds, and is Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd., and each of its subsidiaries. Mr. Tartikoff is also Vice President and Secretary of Calvert-Sloan Advisers, L.L.C., a director of Calvert Distributors, Inc., and is an officer of Acacia National Life Insurance Company. DOB: 8/12/47.
         CATHERINE S. BARDSLEY, Esq., Secretary. Ms. Bardsley is of counsel to Kirkpatrick & Lockhart, LLP, the Fund's legal counsel. DOB: 10/4/49. Address:
1800 Massachusetts Avenue, N.W., Washington, D.C. 20036.
         DANIEL K. HAYES, Vice President. Mr. Hayes is Vice President of Calvert Asset Management Company, Inc., and is an officer of each of the other investment companies in the Calvert Group of Funds, except for Calvert New World Fund, Inc. DOB: 9/9/50.
         SUSAN WALKER BENDER, Esq., Assistant Secretary. Ms. Bender is Associate General Counsel of Calvert Group, and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 1/29/59.
         KATHERINE STONER, Esq., Assistant Secretary. Ms. Stoner is Associate General Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 10/21/56.
         LISA CROSSLEY NEWTON, Esq., Assistant Secretary and Compliance Officer. Ms. Crossley Newton is Associate General Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 12/31/61.
         IVY WAFFORD  DUKE,  Esq.,  Assistant  Secretary.  Ms. Duke is Assistant
Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 9/7/68.

         The address of directors and officers, unless otherwise noted, is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. Trustees and officers of the Fund as a group own less than 1% of the Portfolio's outstanding shares. Trustees marked with an *, above, are "interested persons" of the Fund, under the Investment Company Act of 1940.
         Mr. Baird and Ms. Adamson serve as the Fund's representatives to the respective Audit Committees of the other investment companies in the Calvert Group of Funds; and Rev. Morris, Dr. Mollner, and Ms. Jones serve as the Portfolio's representatives to the respective Investment Policy Committees of the other investment companies in the Calvert Group of Funds.
         The Advisory Council has no power, authority or responsibility with respect to the management of the Portfolio or the conduct of the affairs of the Portfolio. Messrs. Silby, Guffey, Mollner and Baird, Ms. Adamson, Ms. Jones, Rev. Morris, and Ms. Krumsiek and Mr. Bynum of the Advisory Council, serve as directors of Calvert Social Investment Foundation, a non-profit organization formed to increase awareness and educate the general public about the benefits of socially conscious investing. The Foundation is not directly affiliated with Calvert Group.
         Trustees of the Fund not affiliated with the Advisor presently receive an annual fee of $20,500 for service as a member of the Board of Trustees of the Calvert Group of Funds, and a fee of $750 to $1500 for each regular Board or Committee meeting attended; such fees are allocated among the respective Portfolios based upon their relative net assets. Trustees who do not serve on the Board of other Funds sponsored by the Advisor receive an annual fee of $15,430, plus $600 for each Board and Committee meeting attended.
         Trustees of the Fund not affiliated with the Portfolio's Advisor may elect to defer receipt of all or a percentage of their fees and invest them in any fund in the Calvert Family of Funds through the Trustees Deferred Compensation Plan. Deferral of the fees is designed to maintain the parties in the same position as if the fees were paid on a current basis. Management believes this will have a negligible effect on the Portfolio's assets, liabilities, net assets, and net income per share, and will ensure that there is no duplication of advisory fees.


                           Trustee Compensation Table

Fiscal Year 1997         Aggregate
(unaudited numbers)      Compensation     Pension or Retirement   Total Comp.
                         from Registrant  Benefits Accrued        from
                         for Service      as part of              Registrant
                         as Trustee       Registrant Expenses*    and Fund
                                                                  Complex
                                                                  paid
                                                                  to Trustee**



Name of Trustee

Rebecca Adamson          $22,430        $6,198                   $24,230
Richard L. Baird, Jr.    $918           $0                       $34,450
John G. Guffey, Jr.      $11,781        $0                       $61,615
Joy V. Jones             $30,932        $0                       $29,730
Terrence J. Mollner      $31,910        $0                       $44,131
Sydney Amara Morris      $22,532        $0                       $22,630
D. Wayne Silby           $21,277        $0                       $62,830

*Ms. Adamson has chosen to defer a portion of her compensation. Her total deferred compensation, including dividends and capital appreciation, was $44,000.00 as of February 1, 1998. Rev. Morris also chose to defer a portion of her compensation. Her total deferred compensation, including dividends and capital appreciation, was $1,000.00 as of February 1, 1998. [Estimates]
**As of December 31, 1997. The Fund Complex consists of nine (9) registered investment companies.

                               INVESTMENT ADVISOR

         The Portfolio's Investment Advisor is Calvert Asset Management Company, Inc., 4550 Montgomery Avenue, 1000N, Bethesda, Maryland 20814, a subsidiary of Calvert Group Ltd., which is a subsidiary of Acacia Mutual Life Insurance Company of Washington, D.C. ("Acacia Mutual").
         The Advisory Contract between the Fund and the Advisor was entered into February 24, 1998 for the Portfolio. The contract will remain in effect indefinitely, provided continuance is approved at least annually by the vote of the holders of a majority of the outstanding shares of the Fund or by the Board of Trustees of the Fund; and further provided that such continuance is also approved annually by the vote of a majority of the trustees of the Fund who are not parties to the Contract or interested persons of parties to the Contract or interested persons of such parties, cast in person at a meeting called for the purpose of voting on such approval. The Contract may be terminated without penalty by either party upon 60 days' prior written notice; it automatically terminates in the event of its assignment.
         Under the Contract, the Advisor provides investment advice to the Portfolio and oversees its day-to-day operations, subject to direction and control by the Fund's Board of Trustees. For its services, the Advisor receives an annual fee, payable monthly, of 0.60% of the Portfolio's first $500 million of average daily net assets, and 0.55% of any such assets over $500 million. The Advisor reserves the right (i) to waive all or a part of its fee and/or reimburse the Portfolio for expenses and (ii) to compensate broker-dealers in consideration of their promotional or administrative services.
     The Advisor may, but is not required by this Agreement, to waive current payment of its fees, or to reimburse expenses of the Fund. Any fees the current payment of which is waived by the Advisor and any expenses paid on behalf of or reimbursed to the Portfolio by the Advisor through February 29, 2000, may be recaptured by the Advisor from the Portfolio during the two years beginning March 1, 2000, and ending February 28, 2002. Such recapture shall only be made to the extent that it does not result in the Portfolio's Class A aggregate expenses exceeding on an annual basis 2.00% of Class A average daily net assets, and 3.25%, 3.25%, and 1.25%, respectively, for Class B, Class C and Class I. The Advisor may voluntarily make additional fee waivers or expense reimbursements with respect to the Portfolio from March 1, 2000 through February 28, 2002, ("Additional Period"); provided, however, that (a) any fees the current payment of which is waived by the Advisor and any expenses paid on behalf of or reimbursed to the Portfolio by the Advisor during the Additional Period may be recaptured by the Advisor from the Portfolio during the two years beginning on March 1, 2002 and ending February 29, 2004 and (b) such recapture shall only be made to the extent that it does not result in the Portfolio's Class A aggregate expenses exceeding on an annual basis 2.00% of Class A average daily net assets, and 3.25%, 3.25% and 1.25%, respectively, for Class B, Class C and Class I.
         CAMCO has retained State Street Global Advisors, a division of State Street Bank and Trust Company. as Subadvisor for the Portfolio. CAMCO, not the Portfolio, pays the Subadvisor. The Subadvisor's fee is 0.35% of the Portfolio's first $100 million of average net assets and 0.25% of any such assets over $100 million, subject to a minimum annual fee of $150,000.
         The Fund has received an exemptive order to permit the Fund and the Advisor to enter into and materially amend the Investment Subadvisory
Agreement without shareholder approval. Within 90 days of the hiring of any Subadvisor or the implementation of any proposed material change in the
Investment Subadvisory Agreement, the Portfolio will furnish its shareholders information about the new Subadvisor or Investment Subadvisory Agreement that would be included in a proxy statement. Such information will include any change in such disclosure caused by the addition of a new Subadvisor or any proposed material change in the Investment Subadvisory Agreement of the Portfolio. The Portfolio will meet this condition by providing shareholders, within 90 days of the hiring of the Subadvisor or implementation of any material change to the terms of an Investment Subadvisory Agreement, with an information statement to this effect.
         The Advisor provides the Fund with investment supervision and management, social screening, office space, furnishes executive and other personnel to the Fund, and may pay Fund advertising and promotional expenses. The Fund pays all other administrative and operating expenses, including: custodial, registrar, dividend disbursing and transfer agency fees; federal and state securities registration fees; salaries, fees and expenses of trustees, executive officers and employees of the Fund, and Advisory Council members, who are not "affiliated persons" of the Advisor or the Subadvisors within the meaning of the Investment Company Act of 1940; insurance premiums; trade association dues; legal and audit fees; interest, taxes and other business fees; expenses of printing and mailing reports, notices, prospectuses, and proxy material to shareholders; annual shareholders' meeting expenses; and brokerage commissions and other costs associated with the purchase and sale of portfolio securities.

                             METHOD OF DISTRIBUTION

         The Fund has entered into an agreement with Calvert Distributors, Inc. ("CDI") whereby CDI, acting as principal underwriter for the Portfolio, makes a continuous offering of the Portfolio's securities on a "best efforts" basis. Under the terms of the agreement, CDI is entitled to receive, a distribution fee from the Portfolio paid through the Distribution Plans of the respective classes. For Class A shares, CDI also receives the portion of the sales charge in excess of the dealer reallowance. For Class B and Class C shares, CDI receives any CDSC paid.
         Pursuant to Rule 12b-1 under the 1940 Act, Class A, Class B, and Class C have adopted Distribution Plans (the "Plans") which permit them to pay certain expenses associated with the distribution and servicing of its shares. Such expenses may not exceed, on an annual basis, 0.25%, 1.00% and 1.00% of the average daily net assets of Class A, Class B, and Class C, respectively.
         The Distribution Plans were approved by the Board of Trustees, including the Trustees who are not "interested persons" of the Fund (as that term is defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans. The selection and nomination of the Trustees who are not interested persons of the Fund is committed to the discretion of such disinterested Trustees. In establishing the Plans, the Trustees considered various factors including the amount of the distribution expenses. The Trustees determined that there is a reasonable likelihood that the Plans will benefit the affected Class and its shareholders.
         The  Plans  may  be   terminated   by  vote  of  a   majority   of  the
non-interested Trustees who have no direct or indirect financial interest in the Plans, or by vote of a majority of the outstanding shares of the affected class or Portfolio. Any change in the Plans that would materially increase the cost to the affected Class of Portfolio requires approval of the shareholders of that class; otherwise, the Plans may be amended by the Trustees, including a majority of the non-interested Trustees as described above. The Plans will continue in effect for successive one-year terms provided that such continuance is specifically approved by (i) the vote of a majority of the Trustees who are not parties to the Plans or interested persons of any such party and who have no direct or indirect financial interest in the Plans, and
(ii) the vote of a majority of the entire Board of Trustees.
         Apart from the Plans, the Advisor and CDI, at their own expense, may incur costs and pay expenses associated with the distribution of shares of the Portfolio.
         Certain broker-dealers, and/or other persons may receive compensation from the investment advisor, underwriter, or their affiliates for the sale and distribution of the securities or for services to the Portfolio. Such compensation may include additional compensation based on assets held through that firm beyond the regularly scheduled rates, and finder's fees payments to firms whose representatives are responsible for soliciting a new account where the accountholder does not choose to purchase through that firm.

                    TRANSFER AND SHAREHOLDER SERVICING AGENT

         National Financial Data Services, Inc. ("NFDS"), a subsidiary of State Street Bank & Trust, has been retained by the Fund to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Portfolio shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.
         Calvert Shareholder Services, Inc., a subsidiary of Calvert Group, Ltd., and Acacia Mutual, has been retained by the Fund to act as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the NFDS system, maintenance of broker-dealer data, and preparing and distributing statements to shareholders regarding their accounts. Calvert Shareholder Services, Inc. was the sole transfer agent prior to January 1, 1998.
         For these services, NFDS and Calvert Shareholder Services, Inc. Each receive a fee based on the number of shareholder accounts and shareholder transactions.

                             PORTFOLIO TRANSACTIONS

         Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. Investment decisions and the choice of brokers and dealers are made by the Portfolio's Advisor and Subadvisor under the direction and supervision of the Fund's Board of Trustees.
         Broker-dealers who execute portfolio transactions on behalf of the Portfolio are selected on the basis of their professional capability and the value and quality of their services. The Advisor and Subadvisor reserve the right to place orders for the purchase or sale of portfolio securities with broker-dealers who have sold shares of the Portfolio or who provide the Portfolio with statistical, research, or other information and services. Although any statistical research or other information and services provided by broker-dealers may be useful to the Advisor and the Subadvisor, the dollar value of such information and services is generally indeterminable, and its availability or receipt does not serve to materially reduce the Advisor's or Subadvisor's normal research activities or expenses.
         The Advisor and Subadvisor may also execute portfolio transactions with or through broker-dealers who have sold shares of the Portfolio. However, such sales will not be a qualifying or disqualifying factor in a broker-dealer's selection nor will the selection of any broker-dealer be based on the volume of Portfolio shares sold. The Advisor or Subadvisor may compensate, at its expense, such broker-dealers in consideration of their promotional and administrative services.
         Depending  upon  market  conditions,   portfolio  turnover,   generally
defined as the lesser of annual sales or purchases of portfolio securities divided by the average monthly value of the Portfolio's portfolio securities (excluding from both the numerator and the denominator all securities whose maturities or expiration dates as of the date of acquisition are one year or less), expressed as a percentage, is under normal circumstances expected to be between 100% and 150%.

                     INDEPENDENT ACCOUNTANTS AND CUSTODIANS

         Coopers & Lybrand, L.L.P., has been selected by the Board of Trustees to serve as independent accountants for fiscal year 1998. State Street Bank & Trust Company, N.A., 225 Franklin Street, Boston, MA 02110, serves as custodian of the Portfolio's investments. First National Bank of Maryland, 25 South Charles Street, Baltimore, Maryland 21203 also serves as custodian of certain of the Portfolio's cash assets. The custodians have no part in deciding the Portfolio's investment policies or the choice of securities that are to be purchased or sold for the Portfolio.

                              GENERAL INFORMATION

         The Fund was approved as a Massachusetts business trust on December 14, 1981. The Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund. The shareholders of a Massachusetts business trust might, however, under certain circumstances, be held personally liable as partners for its obligations. The Declaration of Trust provides for indemnification and reimbursement of expenses out of Fund assets for any shareholder held personally liable for obligations of the Fund. The Declaration of Trust also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. The Declaration of Trust further provides that the Fund may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Fund, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.
         The Portfolio offers four separate classes of shares: Class A, Class B, Class C, and Class I. Each class represents interests in the same portfolio of investments but, as further described in the prospectus, each class is subject to differing sales charges and expenses, which differences will result in differing net asset values and distributions. Upon any liquidation of the Portfolio, shareholders of each class are entitled to share pro rata in the net assets belonging to that series available for distribution.
         The Portfolio will send its shareholders confirmations of purchase and redemption transactions, as well as periodic transaction statements and unaudited semi-annual and audited annual financial statements of the Portfolio's investment securities, assets and liabilities, income and expenses, and changes in net assets.
         The Prospectus and this Statement of Additional Information do not contain all the information in the Portfolio's registration statement. The registration statement is on file with the Securities and Exchange Commission and is available to the public.

                                LETTER OF INTENT


Date

Calvert Distributors, Inc.
4550 Montgomery Avenue
Bethesda, MD 20814

Ladies and Gentlemen:

         By signing this Letter of Intent, or affirmatively marking the Letter of Intent option on my Fund Account Application Form, I agree to be bound by the terms and conditions applicable to Letters of Intent appearing in the Prospectus and the Statement of Additional Information for the Fund and the provisions described below as they may be amended from time to time by the Fund. Such amendments will apply automatically to existing Letters of Intent.

         I intend to invest in the shares of:_____________________ (Fund or Portfolio name) during the thirteen (13) month period from the date of my first purchase pursuant to this Letter (which cannot be more than ninety (90) days prior to the date of this Letter or my Fund Account Application Form, whichever is applicable), an aggregate amount (excluding any reinvestments of distributions) of at least fifty thousand dollars ($50,000) which, together with my current holdings of the Fund (at public offering price on date of this Letter or my Fund Account Application Form, whichever is applicable), will equal or exceed the amount checked below:

         __ $50,000 __ $100,000 __ $250,000 __ $500,000 __ $1,000,000

         Subject to the conditions specified below, including the terms of escrow, to which I hereby agree, each purchase occurring after the date of this Letter will be made at the public offering price applicable to a single transaction of the dollar amount specified above, as described in the Fund's prospectus. "Fund" in this Letter of Intent shall refer to the Fund or Portfolio, as the case may be. No portion of the sales charge imposed on purchases made prior to the date of this Letter will be refunded.

         I am making no commitment to purchase shares, but if my purchases within thirteen months from the date of my first purchase do not aggregate the minimum amount specified above, I will pay the increased amount of sales charges prescribed in the terms of escrow described below. I understand that 4.75% of the minimum dollar amount specified above will be held in escrow in the form of shares (computed to the nearest full share). These shares will be held subject to the terms of escrow described below.

         From the initial purchase (or subsequent purchases if necessary), 4.75% of the dollar amount specified in this Letter shall be held in escrow in shares of the Fund by the Fund's transfer agent. For example, if the minimum amount specified under the Letter is $50,000, the escrow shall be shares valued in the amount of $2,375 (computed at the public offering price adjusted for a $50,000 purchase). All dividends and any capital gains distribution on the escrowed shares will be credited to my account.

         If the total minimum investment specified under the Letter is completed within a thirteen month period, escrowed shares will be promptly released to me. However, shares disposed of prior to completion of the purchase requirement under the Letter will be deducted from the amount required to complete the investment commitment.

         Upon expiration of this Letter, the total purchases pursuant to the Letter are less than the amount specified in the Letter as the intended aggregate purchases, Calvert Distributors, Inc. ("CDI") will bill me for an amount equal to the difference between the lower load I paid and the dollar amount of sales charges which I would have paid if the total amount purchased had been made at a single time. If not paid by the investor within 20 days, CDI will debit the difference from my account. Full shares, if any, remaining in escrow after the aforementioned adjustment will be released and, upon request, remitted to me.

         I irrevocably constitute and appoint CDI as my attorney-in-fact, with full power of substitution, to surrender for redemption any or all escrowed shares on the books of the Fund. This power of attorney is coupled with an interest.

         The commission allowed by CDI to the broker-dealer named herein shall be at the rate applicable to the minimum amount of my specified intended purchases.

         The Letter may be revised upward by me at any time during the thirteen-month period, and such a revision will be treated as a new Letter, except that the thirteen-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.

         In determining the total amount of purchases made hereunder, shares disposed of prior to termination of this Letter will be deducted. My broker-dealer shall refer to this Letter of Intent in placing any future purchase orders for me while this Letter is in effect.



Dealer                                       Name of
Investor(s)


By
     Authorized Signer                       Address



Date                                        Signature of
Investor(s)



Date                                        Signature of
Investor(s)

PART C. OTHER INFORMATION


Item 24. Financial Statements and Exhibits

         (a) Financial statements - not applicable

         (b) Exhibits:

         1. Declaration of Trust (incorporated by reference to Registrant's Initial Registration Statement,
         November 30, 1981).

         2. By-Laws (incorporated by reference to Registrant's
         Pre-Effective Amendment No. 2, September 3,
         1982).

         4. Specimen Stock Certificate (incorporated by reference to Registrant's Pre-Effective Amendment No.
         12, December 21, 1987).

         5. Form of Advisory Contract and Subadvisory Contract with respect to Registrant's Managed Index Portfolio (herewith).

         6. Distribution Agreement, (herewith)

         7. Trustees' Deferred Compensation Agreement,
         (incorporated by reference to Registrant's
         Post-Effective Amendment No. 17, December 20,
         1991).

         8. Custodial Contract (incorporated by reference to
         Registrant's Pre-Effective Amendment No. 25,
         January 23, 1998).

         9. Transfer Agency Contract (incorporated by reference to Registrant's Post-Effective Amendment No. 11,
         August 25, 1987).

         9A Form of Administrative Services Agreement with respect to Registrant's Managed Index Portfolio (herewith)

         10. Opinion and Consent of Counsel as to Legality of Shares Being Registered (herewith).

         14. Retirement Plans (incorporated by reference to
         Registrant's Post-Effective Amendment No. 5,
         December 23, 1985, and Registrant's Post-Effective
         Amendment No. 17, December 20, 1991).

         15. Rule 12b-1 Distribution Plan, Fee Schedule with respect to Managed Index Portfolio (herewith)

         16. Schedule for Computation of Performance
         Quotation (incorporated by reference to Registrant's
         Post-Effective Amendment No. 13, December 20, 1988).

         18. Multiple-class plan pursuant to Investment
         Company Act of 1940 Rule 18f-3 (herewith)

         Exhibits 3, 11, 12, 13, and 17 are omitted because they are inapplicable.


Item 25. Persons Controlled By or Under Common Control With Registrant

Registrant is controlled by its Board of Trustees, which is a common Board with five other registered investment companies, First Variable Rate Fund, Calvert Tax-Free Reserves, Calvert Cash Reserves, The Calvert Fund, and Calvert Municipal Fund, Inc. In addition, several members of Registrant's Board of Trustees also serve on the Boards of Calvert Variable Series, Inc., and Calvert World Values Fund, Inc. Each of the Registrant's Trustees, other than Mr. Nason, serves as a director of Calvert Social Investment Foundation, Inc. (the "Foundation"), an independent, non-profit educational foundation, organized as a Maryland corporation. The Registrant's Trustees as a group may, under certain circumstances, control both the Registrant and the Foundation.


Item 26. Number of Holders of Securities

As of March 1, 1998, there were 0 holders of record of Registrant's Managed Index Portfolio.

Item 27. Indemnification

Registrant's Declaration of Trust, which Declaration is Exhibit
1 of this Registration Statement, provides, in summary, that officers, trustees, employees, and agents shall be indemnified by Registrant against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if he has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of trustees who are neither "interested persons" of Registrant, as that term is defined in
Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

Registrant's Declaration of Trust also provides that Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, employee or agent against any liabilities arising from such status. In this regard, Registrant maintains a Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $5 million in directors and officers liability coverage, plus $3 million in excess directors and officers liability coverage for the independent trustees/directors only. Registrant also maintains an $8 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont, 05402.


Item 28. Business and Other Connections of Investment Adviser

                           Name of Company, Principal
Name                       Business and Address                   Capacity


Barbara J. Krumsiek        Acacia Capital Corporation             Officer
                           Calvert Municipal Fund, Inc.            and
                           Calvert World Values Fund, Inc.        Director

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income                      and
                           Calvert Tax-Free Reserves              Trustee
                           Calvert Social Investment Fund
                           Calvert Cash Reserves
                           The Calvert Fund

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor                      and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Group, Ltd.                    Officer
                           Holding Company                         and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent                          and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company                        and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer                           and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert-Sloan Advisers, LLC            Director
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Md. 20814
                           ---------------
                           Calvert New World Fund, Inc.           Director
                           Investment Company
                           4550 Montgomery Avenue
                           Bethesda, Md. 20814
                           --------------

Ronald M. Wolfsheimer      First Variable Rate Fund               Officer
                            for Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Acacia Capital Corporation
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           --------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company                         and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Distributors, Inc.             Director
                           Broker-Dealer                           and
                           4550 Montgomery Avenue                 Officer
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Md. 20814
                           ---------------


David R. Rochat            First Variable Rate Fund               Officer
                            for Government Income                  and
                           Calvert Tax-Free Reserves              Trustee
                           Calvert Cash Reserves
                           The Calvert Fund

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Municipal Fund, Inc.           Officer
                           Investment Company                      and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor                      and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Chelsea Securities, Inc.               Officer
                           Securities Firm                         and
                           Post Office Box 93                     Director
                           Chelsea, Vermont 05038
                           ---------------
                           Grady, Berwald & Co.                   Officer
                           Holding Company                         and
                           43A South Finley Avenue                Director
                           Basking Ridge, NJ 07920
                           ---------------


Reno J. Martini            Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           First Variable Rate Fund               Officer
                            for Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Acacia Capital Corporation
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert New World Fund, Inc.           Director
                           Investment Company                      and
                           4550 Montgomery Avenue                 Officer
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert-Sloan Advisers, LLC            Director
                           Investment Advisor                      and
                           4550 Montgomery Avenue                 Officer
                           Bethesda, Md. 20814
                           ---------------


Charles T. Nason           Acacia Mutual Life Insurance           Officer
                           Acacia National Life Insurance         and Director

                           Insurance Companies
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Acacia Financial Corporation           Officer
                           Holding Company                         and
                           7315 Wisconsin Avenue                  Director
                           Bethesda, Maryland 20814
                           ---------------
                           Gardner Montgomery Company             Director
                           Tax Return Preparation Services
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Acacia Federal Savings Bank            Director
                           Savings Bank
                           7600-B Leesburg Pike
                           Falls Church, Virginia 22043
                           ---------------
                           Enterprise Resources, Inc.             Director
                           Business Support Services
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Acacia Insurance Management            Officer
                            Services Corporation                   and
                           Service Corporation                    Director
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                    Director
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Director
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Director
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Shareholder Services, Inc.     Director
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Social Investment Fund         Trustee
                           Investment Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           -----------------
                           The Advisors Group, Inc.               Director
                           Broker-Dealer and
                           Investment Advisor
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------


Robert-John H.             Acacia National Life Insurance         Officer
 Sands                     Insurance Company                       and
                           7315 Wisconsin Avenue                  Director
                           Bethesda, Maryland 20814
                           ----------------
                           Acacia Mutual Life Insurance           Officer
                           Insurance Company
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Acacia Financial Corporation           Officer
                           Holding Company                         and
                           7315 Wisconsin Avenue                  Director
                           Bethesda, Maryland 20814
                           ----------------
                           Acacia Federal Savings Bank            Officer
                           Savings Bank
                           7600-B Leesburg Pike
                           Falls Church, Virginia 22043
                           ---------------
                           Enterprise Resources, Inc.             Director
                           Business Support Services
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Acacia Realty Corporation              Officer
                           Real Estate Investments
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Acacia Insurance Management            Officer
                            Services Corporation                   and
                           Service Corporation                    Director
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Gardner Montgomery Company             Officer
                           Tax Return                             and
                            Preparation Services                  Director
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           The Advisors Group, Inc.               Director
                           Broker-Dealer and
                           Investment Advisor
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                    Director
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Director
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management, Co., Inc.    Director
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Shareholder Services, Inc.     Director
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------

William M. Tartikoff       Acacia National Life Insurance         Officer
                           Insurance Company
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Acacia Capital Corporation
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative                 Officer
                           Services Company
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co. Inc.      Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.             Director
                           Broker-Dealer                           and
                           4550 Montgomery Avenue                 Officer
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------


Susan Walker Bender        Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Acacia Capital Corporation
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------


Katherine Stoner           Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Acacia Capital Corporation
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------


Lisa Crossley Newton       Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Acacia Capital Corporation
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------


Ivy Wafford Duke           Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Acacia Capital Corporation
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------


Daniel K. Hayes            Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Acacia Capital Corporation
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------


Steve Van Order            Calvert Asset Management               Officer
                           Company, Inc.
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------


Annette Krakovitz          Calvert Asset Management               Officer
                           Company, Inc.
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------


John Nichols               Calvert Asset Management               Officer
                           Company, Inc.
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------


David Leach                Calvert Asset Management               Officer
                           Company, Inc.
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------


Geoffrey Ashton            Calvert Asset Management               Officer
                           Company, Inc.
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------


Item 29. Principal Underwriters

         (a) Registrant's principal underwriter also underwrites shares of First Variable Rate Fund for Government Income, Calvert Tax-Free Reserves, Calvert Cash Reserves, The Calvert Fund, Calvert Municipal Fund, Inc., Calvert World Values Fund, Inc., Calvert New World Fund, Inc., and Calvert Variable Series, Inc.

         (b)      Positions of Underwriter's Officers and Directors

Name and Principal         Position(s) with               Position(s) with
Business Address           Underwriter                    Registrant

Barbara J. Krumsiek        Director and President         Senior Vice President
                                                          and Trustee

Ronald M. Wolfsheimer      Director, Senior Vice          Treasurer
                           President and Chief
                           Financial Officer

William M. Tartikoff       Director, Senior Vice          Vice President and
                           President and Secretary        Assistant Secretary

Karen Becker               Vice President, Operations     None

Steve Cohen                Vice President                 None

Geoffrey Ashton            Regional Vice President        None

Susan Walker Bender        Assistant Secretary            Assistant Secretary

Katherine Stoner           Assistant Secretary            Assistant Secretary

Lisa Crossley Newton       Assistant Secretary            Assistant Secretary
                           and Compliance Officer

Ivy Wafford Duke           Assistant Secretary            Assistant Secretary

         (c)      Inapplicable.


Item 30. Location of Accounts and Records

         Ronald M. Wolfsheimer, Treasurer
         and
         William M. Tartikoff, Assistant Secretary

         4550 Montgomery Avenue, Suite 1000N
         Bethesda, Maryland 20814


Item 31. Management Services

         Not Applicable


Item 32. Undertakings

         a)     Not Applicable

         b) The Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of the Registrant's 1933 Act registration statement.

         (c) The Registrant undertakes to furnish to each person to whom a Prospectus is delivered, a copy of the Registrant's latest Annual Report to Shareholders, upon request and without charge.

                                SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Bethesda, and State of Maryland, on the 2 day of March, 1998.

                                    CALVERT SOCIAL INVESTMENT FUND


                                    By:               **
                                    _________________________________
                                    Barbara J. Krumsiek
                                    Senior Vice President and Trustee

                           SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.


Signature                           Title                     Date


__________**____________            President and
D. Wayne Silby                      Trustee (Principal Executive Officer)

__________**____________            Executive Vice
John G. Guffey, Jr.                 President and Trustee

__________**_____________           Senior Vice President
Barbara J. Krumsiek                 and Trustee

________________________            Principal Accounting
Ronald M. Wolfsheimer               Officer

__________**____________            Trustee
Rebecca L. Adamson

__________**____________            Trustee
Richard L. Baird, Jr.

_____________________               Trustee
Joy V. Jones

__________**____________            Trustee
Terrence J. Mollner

__________**____________            Trustee
Sydney Amara Morris

__________**____________            Trustee
Charles T. Nason


                                    **By:____________________________
                                    Name:   Susan Walker Bender
                                            as Attorney-in-fact

                                        Executed on March 1, 1998,
                                        by Susan Walker Bender on behalf
                                        of those indicated pursuant
                                        to a Power of Attorney,
                                        filed here with.

EXHIBIT INDEX

Form N-1A
Item No.

Ex-99.1
24(b)(5)              Investment Advisory Agreement and Fee Schedule

Ex-99.2
24(b)(5)              Subadvisory Agreement with State Street Global Advisor

Ex-99.6               Distribution Agreement
24 (b)(6)

Ex-99.3
24(b)(9A)             Calvert Administrative Services Agreement

Ex-23
24(b)(10)             Opinion and Consent of Counsel

Ex-99.4
24(b)(15)             Rule 12b-1 Distribution Plan for Class A and
24(b)(15)(a)            Class A Fee Schedule for the Managed Index Portfolio
24(b)(15)(b)          Rule 12b-1 Distribution Plan for Class B and Class C

Ex-99.5
24(b)(18)             Rule 18f-3 Plan




Ex-24                 Power of Attorney